UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2022

Date of reporting period:	8/31/2021

Item 1 – Reports to Stockholders

PGIM GOVERNMENT INCOME FUND

SEMIANNUAL REPORT

AUGUST 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:
We hope you find the semiannual report for PGIM Government Income Fund informative and useful. The report covers performance for the six-month period ended August 31, 2021.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Government Income Fund

October 15, 2021

PGIM Government Income Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

		Average Annual Total Returns as of 8/31/21
	(without sales charges) Six Months* (%)	(with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-0.23	-5.30	0.96	1.71	—

Class C	-0.51	-3.80	0.85	1.27	—

Class R	-0.27	-2.37	1.35	1.77	—

Class Z	0.03	-1.61	2.00	2.36	—

Class R6	0.03	-1.61	2.10	N/A	2.09 (08/09/2016)

Bloomberg US Government Bond Index

	1.34	-2.02	2.45	2.47	—

Bloomberg US Aggregate ex-Credit Index

	0.93	-1.16	2.45	2.52	—

Average Annual Total Returns as of 8/31/21 Since Inception (%)

Class R6 (08/09/2016)

Bloomberg US Government Bond Index	2.30

Bloomberg US Aggregate ex-Credit Index	2.35

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None

Benchmark Definitions

Bloomberg US Government Bond Index—The Bloomberg US Government Bond Index is an unmanaged index of securities issued or backed by the US government, its agencies, and instrumentalities with between one and 30 years remaining to maturity. It gives a broad look at how US government bonds have performed.

Bloomberg US Aggregate ex-Credit Index—The Bloomberg US Aggregate ex-Credit Index is an unmanaged index that represents securities that are SEC registered, taxable, and dollar denominated. The Index covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Government Income Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 8/31/21 (%)

AAA	98.3

AA	0.6

Not Rated	-0.3

Cash/Cash Equivalents	1.4

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 8/31/21

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.09	0.69	0.65

Class C	0.05	–0.12	–0.16

Class R	0.07	0.39	0.11

Class Z	0.11	1.19	1.06

Class R6	0.11	1.20	1.13

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2021. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Government Income Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Government Income Fund	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A Actual	$1,000.00	$ 997.70	0.99%	$4.98

Hypothetical	$1,000.00	$1,020.21	0.99%	$5.04

Class C Actual	$1,000.00	$ 994.90	1.77%	$8.90

Hypothetical	$1,000.00	$1,016.28	1.77%	$9.00

Class R Actual	$1,000.00	$ 997.30	1.28%	$6.44

Hypothetical	$1,000.00	$1,018.75	1.28%	$6.51

Class Z Actual	$1,000.00	$1,000.30	0.48%	$2.42

Hypothetical	$1,000.00	$1,022.79	0.48%	$2.45

Class R6 Actual	$1,000.00	$1,000.30	0.47%	$2.37

Hypothetical	$1,000.00	$1,022.84	0.47%	$2.40

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.8%

ASSET-BACKED SECURITIES 7.2%

Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.524%(c)	04/20/32	2,000	$2,003,751
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.334(c)	07/20/34	1,000	1,000,738
Battalion CLO Ltd.,
Series 2018-12A, Class A2R, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.574(c)	05/17/31	4,500	4,500,399
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.484(c)	01/17/33	2,250	2,252,557
ICG US CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1A, 144A, 3 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)	1.505(c)	10/26/32	4,000	4,001,123
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.634(c)	10/17/31	4,000	4,002,073
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.456(c)	10/15/32	6,000	6,004,490
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	1.594(c)	07/20/32	4,000	4,010,000
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	1.155(c)	10/25/28	1,954	1,953,718
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	1.381(c)	04/15/34	5,500	5,497,215
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.414(c)	07/20/29	1,968	1,967,834
York CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.634(c)	04/20/32	1,500	1,500,674

TOTAL ASSET-BACKED SECURITIES (cost $37,768,454)				38,694,572

See Notes to Financial Statements.

PGIM Government Income Fund    9

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.9%

Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4	2.661%	08/15/52	6,000	$6,294,968
Fannie Mae-Aces,
Series 2012-M02, Class A2	2.717	02/25/22	65	65,761
Series 2018-M14, Class A1	3.700(cc)	08/25/28	54	54,637
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0019, Class X1, IO	1.719(cc)	03/25/22	20,983	40,923
Series K0020, Class X1, IO	1.470(cc)	05/25/22	12,592	78,480
Series K0021, Class X1, IO	1.508(cc)	06/25/22	13,674	70,359
Series K0025, Class X1, IO	0.909(cc)	10/25/22	35,649	263,978
Series K0079, Class AM	3.930	06/25/28	1,225	1,426,804
Series K0085, Class AM	4.060(cc)	10/25/28	640	752,515
Series K0086, Class A2	3.859(cc)	11/25/28	2,500	2,920,297
Series K0088, Class AM	3.761(cc)	01/25/29	880	1,020,676
Series K0091, Class AM	3.566	03/25/29	1,650	1,897,889
Series K0151, Class A3	3.511	04/25/30	900	1,039,094
Series K0152, Class A2	3.080	01/25/31	375	423,371
Series K0157, Class A2	3.990(cc)	05/25/33	2,900	3,489,450
Series K1513, Class A3	2.797	08/25/34	6,500	7,174,018
Series K1514, Class A2	2.859	10/25/34	5,217	5,800,917
Series KC03, Class A2	3.499	01/25/26	1,100	1,177,526
Series W5FX, Class AFX	3.336(cc)	04/25/28	1,040	1,163,779
JPMBB Commercial Mortgage Securities Trust,
Series 2016-C01, Class A3	3.515	03/15/49	1,734	1,733,828

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $34,595,437)				36,889,270

CORPORATE BONDS 0.9%

Diversified Financial Services

Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series BB	4.300	12/15/21	1,210	1,223,664
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,085	2,232,001
U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	1,005	1,011,691

TOTAL CORPORATE BONDS
(cost $4,353,834)				4,467,356

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.0%
Merrill Lynch Mortgage Investors Trust,
Series 2003-E, Class A1, 1 Month LIBOR + 0.620%
(Cap 11.750%, Floor 0.620%)	0.704(c)	10/25/28	27	27,403

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	2.513%(cc)	02/25/34	107	$108,213

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $134,328)				135,616

U.S. GOVERNMENT AGENCY OBLIGATIONS 41.9%
Federal Home Loan Bank	3.250	11/16/28	1,800	2,060,923
Federal Home Loan Mortgage Corp.	1.500	11/01/50	965	949,418
Federal Home Loan Mortgage Corp.	2.000	01/01/32	271	281,670
Federal Home Loan Mortgage Corp.	2.500	05/01/28	758	796,319
Federal Home Loan Mortgage Corp.	2.500	05/01/28	931	978,217
Federal Home Loan Mortgage Corp.	2.500	03/01/30	627	660,411
Federal Home Loan Mortgage Corp.	2.500	09/01/31	387	406,609
Federal Home Loan Mortgage Corp.	2.500	10/01/32	454	477,352
Federal Home Loan Mortgage Corp.	2.500	11/01/46	1,322	1,381,908
Federal Home Loan Mortgage Corp.	2.500	04/01/51	6,382	6,635,131
Federal Home Loan Mortgage Corp.	3.000	10/01/28	103	109,093
Federal Home Loan Mortgage Corp.	3.000	06/01/29	334	354,951
Federal Home Loan Mortgage Corp.	3.000	12/01/30	400	425,000
Federal Home Loan Mortgage Corp.	3.000	01/01/37	661	697,717
Federal Home Loan Mortgage Corp.	3.000	04/01/43	952	1,015,875
Federal Home Loan Mortgage Corp.	3.000	07/01/43	1,049	1,119,383
Federal Home Loan Mortgage Corp.	3.000	10/01/46	419	442,928
Federal Home Loan Mortgage Corp.	3.000	11/01/46	386	406,436
Federal Home Loan Mortgage Corp.	3.000	12/01/46	363	383,699
Federal Home Loan Mortgage Corp.	3.000	01/01/47	1,250	1,326,970
Federal Home Loan Mortgage Corp.	3.000	03/01/47	278	293,041
Federal Home Loan Mortgage Corp.	3.000	06/01/50	955	999,527
Federal Home Loan Mortgage Corp.	3.500	11/01/37	294	312,977
Federal Home Loan Mortgage Corp.	3.500	06/01/42	713	772,431
Federal Home Loan Mortgage Corp.	3.500	06/01/43	524	567,239
Federal Home Loan Mortgage Corp.	3.500	07/01/43	1,505	1,633,743
Federal Home Loan Mortgage Corp.	3.500	07/01/47	1,950	2,078,821
Federal Home Loan Mortgage Corp.	3.500	08/01/47	1,503	1,597,752
Federal Home Loan Mortgage Corp.	3.500	10/01/47	133	141,369
Federal Home Loan Mortgage Corp.	4.000	06/01/26	47	50,159
Federal Home Loan Mortgage Corp.	4.000	09/01/26	134	142,615
Federal Home Loan Mortgage Corp.	4.000	11/01/39	603	666,467
Federal Home Loan Mortgage Corp.	4.000	09/01/40	329	361,143
Federal Home Loan Mortgage Corp.	4.000	12/01/40	206	226,071
Federal Home Loan Mortgage Corp.	4.000	12/01/40	281	309,215
Federal Home Loan Mortgage Corp.	4.000	04/01/42	523	577,878
Federal Home Loan Mortgage Corp.	4.000	04/01/42	593	651,811
Federal Home Loan Mortgage Corp.	4.000	05/01/46	728	790,782

See Notes to Financial Statements.

PGIM Government Income Fund    11

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal Home Loan Mortgage Corp.	4.000%	08/01/46	206	$223,726
Federal Home Loan Mortgage Corp.	4.000	12/01/46	178	193,257
Federal Home Loan Mortgage Corp.	4.000	07/01/47	405	437,170
Federal Home Loan Mortgage Corp.	4.000	08/01/47	150	161,282
Federal Home Loan Mortgage Corp.	4.000	08/01/47	424	454,706
Federal Home Loan Mortgage Corp.	4.000	06/01/48	100	107,562
Federal Home Loan Mortgage Corp.	4.000	11/01/48	198	211,734
Federal Home Loan Mortgage Corp.	4.500	09/01/39	810	905,242
Federal Home Loan Mortgage Corp.	4.500	07/01/47	146	158,837
Federal Home Loan Mortgage Corp.	4.500	07/01/47	152	165,923
Federal Home Loan Mortgage Corp.	4.500	08/01/47	515	562,119
Federal Home Loan Mortgage Corp.	5.000	06/01/33	474	538,986
Federal Home Loan Mortgage Corp.	5.000	03/01/34	36	40,881
Federal Home Loan Mortgage Corp.	5.000	05/01/34	43	49,268
Federal Home Loan Mortgage Corp.	5.000	05/01/34	342	383,069
Federal Home Loan Mortgage Corp.	5.000	02/01/48	198	219,381
Federal Home Loan Mortgage Corp.	5.500	05/01/37	64	74,753
Federal Home Loan Mortgage Corp.	5.500	01/01/38	55	64,076
Federal Home Loan Mortgage Corp.	6.000	12/01/33	31	36,071
Federal Home Loan Mortgage Corp.	6.000	09/01/34	89	100,327
Federal Home Loan Mortgage Corp.	6.250	07/15/32	40	59,361
Federal Home Loan Mortgage Corp.	6.500	09/01/32	31	34,736
Federal Home Loan Mortgage Corp.	6.500	09/01/32	60	67,760
Federal Home Loan Mortgage Corp.	7.000	09/01/32	27	27,770
Federal Home Loan Mortgage Corp.	8.000	08/01/22	1	672
Federal Home Loan Mortgage Corp., MTN	1.899(s)	11/15/38	2,500	1,706,756
Federal National Mortgage Assoc.	0.875	08/05/30	970	929,036
Federal National Mortgage Assoc.	1.500	10/01/50	449	441,610
Federal National Mortgage Assoc.	1.500	11/01/50	969	952,909
Federal National Mortgage Assoc.	1.500	12/01/50	2,427	2,387,002
Federal National Mortgage Assoc.	2.000	08/01/31	336	348,758
Federal National Mortgage Assoc.	2.000	05/01/36	2,909	3,012,249
Federal National Mortgage Assoc.	2.000	06/01/40	839	854,720
Federal National Mortgage Assoc.	2.000	02/01/41	6,622	6,785,885
Federal National Mortgage Assoc.	2.000	05/01/41	3,551	3,639,382
Federal National Mortgage Assoc.	2.000	09/01/50	5,678	5,758,934
Federal National Mortgage Assoc.	2.000	10/01/50	6,970	7,069,827
Federal National Mortgage Assoc.	2.000	01/01/51	1,440	1,461,089
Federal National Mortgage Assoc.	2.000	02/01/51	512	519,452
Federal National Mortgage Assoc.	2.500	06/01/28	375	392,659
Federal National Mortgage Assoc.	2.500	08/01/28	365	383,009
Federal National Mortgage Assoc.	2.500	08/01/29	74	77,666
Federal National Mortgage Assoc.	2.500	11/01/31	244	256,674
Federal National Mortgage Assoc.	2.500	05/01/41	981	1,022,938
Federal National Mortgage Assoc.	2.500	06/01/41	3,072	3,204,440

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%	02/01/43	183	$191,746
Federal National Mortgage Assoc.	2.500	12/01/46	798	833,565
Federal National Mortgage Assoc.	2.500	01/01/50	2,056	2,137,580
Federal National Mortgage Assoc.	2.500	03/01/50	282	293,299
Federal National Mortgage Assoc.	2.500	05/01/50	1,326	1,378,817
Federal National Mortgage Assoc.	2.500	06/01/50	761	790,912
Federal National Mortgage Assoc.	2.500	08/01/50	5,746	5,973,293
Federal National Mortgage Assoc.	2.500	09/01/50	6,161	6,404,801
Federal National Mortgage Assoc.	2.500	10/01/50	5,418	5,632,537
Federal National Mortgage Assoc.	2.500	04/01/51	4,382	4,555,093
Federal National Mortgage Assoc.	3.000	TBA	4,000	4,184,219
Federal National Mortgage Assoc.	3.000	01/01/27	287	304,307
Federal National Mortgage Assoc.	3.000	08/01/28	606	642,622
Federal National Mortgage Assoc.	3.000	02/01/31	525	554,660
Federal National Mortgage Assoc.	3.000	11/01/36	258	271,173
Federal National Mortgage Assoc.	3.000	12/01/42	974	1,039,532
Federal National Mortgage Assoc.	3.000	02/01/43	467	498,674
Federal National Mortgage Assoc.	3.000	03/01/43	342	369,977
Federal National Mortgage Assoc.	3.000	04/01/43	448	479,465
Federal National Mortgage Assoc.	3.000	06/01/43	206	219,475
Federal National Mortgage Assoc.	3.000	06/01/43	401	425,967
Federal National Mortgage Assoc.	3.000	07/01/43	1,395	1,488,225
Federal National Mortgage Assoc.	3.000	09/01/46	1,185	1,251,625
Federal National Mortgage Assoc.	3.000	11/01/46	1,353	1,428,823
Federal National Mortgage Assoc.	3.000	11/01/46	1,467	1,543,815
Federal National Mortgage Assoc.	3.000	01/01/47	174	182,952
Federal National Mortgage Assoc.	3.000	04/01/47	2,957	3,112,471
Federal National Mortgage Assoc.	3.000	12/01/49	505	532,779
Federal National Mortgage Assoc.	3.000	12/01/49	989	1,034,197
Federal National Mortgage Assoc.	3.000	01/01/50	62	65,119
Federal National Mortgage Assoc.	3.000	02/01/50	605	632,812
Federal National Mortgage Assoc.	3.000	03/01/50	305	319,456
Federal National Mortgage Assoc.	3.000	06/01/50	408	427,108
Federal National Mortgage Assoc.	3.000	06/01/50	1,020	1,068,399
Federal National Mortgage Assoc.	3.500	12/01/30	53	56,554
Federal National Mortgage Assoc.	3.500	11/01/32	1,668	1,786,411
Federal National Mortgage Assoc.	3.500	02/01/33	91	97,569
Federal National Mortgage Assoc.	3.500	05/01/33	157	169,046
Federal National Mortgage Assoc.	3.500	10/01/41	1,115	1,213,314
Federal National Mortgage Assoc.	3.500	12/01/41	314	339,945
Federal National Mortgage Assoc.	3.500	03/01/42	345	375,290
Federal National Mortgage Assoc.	3.500	05/01/42	1,456	1,576,057
Federal National Mortgage Assoc.	3.500	07/01/42	481	520,375
Federal National Mortgage Assoc.	3.500	12/01/42	972	1,052,212
Federal National Mortgage Assoc.	3.500	03/01/43	375	404,444

See Notes to Financial Statements.

PGIM Government Income Fund    13

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	06/01/45	2,273		$2,444,703
Federal National Mortgage Assoc.	3.500	01/01/46	623		667,874
Federal National Mortgage Assoc.	3.500	12/01/46	1,137		1,213,380
Federal National Mortgage Assoc.	3.500	03/01/48	2,350		2,496,724
Federal National Mortgage Assoc.	3.500	04/01/48	1,941		2,061,910
Federal National Mortgage Assoc.	3.500	11/01/48	1,340		1,421,670
Federal National Mortgage Assoc.	4.000	09/01/40	594		656,871
Federal National Mortgage Assoc.	4.000	01/01/41	729		801,379
Federal National Mortgage Assoc.	4.000	09/01/44	483		528,898
Federal National Mortgage Assoc.	4.000	06/01/47	1,855		2,004,855
Federal National Mortgage Assoc.	4.000	06/01/47	2,017		2,172,212
Federal National Mortgage Assoc.	4.000	08/01/47	434		468,206
Federal National Mortgage Assoc.	4.000	09/01/47	2,470		2,667,722
Federal National Mortgage Assoc.	4.000	10/01/47	130		140,374
Federal National Mortgage Assoc.	4.000	10/01/47	1,259		1,355,831
Federal National Mortgage Assoc.	4.000	11/01/47	1,475		1,590,034
Federal National Mortgage Assoc.	4.000	12/01/47	309		333,063
Federal National Mortgage Assoc.	4.000	06/01/48	146		156,175
Federal National Mortgage Assoc.	4.500	04/01/41	637		713,414
Federal National Mortgage Assoc.	4.500	05/01/41	435		487,880
Federal National Mortgage Assoc.	4.500	01/01/45	163		182,036
Federal National Mortgage Assoc.	4.500	12/01/47	1,258		1,363,164
Federal National Mortgage Assoc.	4.500	06/01/48	299		323,639
Federal National Mortgage Assoc.	4.500	10/01/48	1,250		1,353,865
Federal National Mortgage Assoc.	5.000	12/01/31	58		63,802
Federal National Mortgage Assoc.	5.000	03/01/34	229		260,426
Federal National Mortgage Assoc.	5.000	07/01/35	87		98,846
Federal National Mortgage Assoc.	5.000	09/01/35	53		60,309
Federal National Mortgage Assoc.	5.000	11/01/35	63		72,206
Federal National Mortgage Assoc.	5.000	05/01/36	34		38,826
Federal National Mortgage Assoc.	5.500	02/01/34	200		229,301
Federal National Mortgage Assoc.	5.500	09/01/34	418		484,752
Federal National Mortgage Assoc.	5.500	02/01/35	374		428,495
Federal National Mortgage Assoc.	5.500	06/01/35	55		60,861
Federal National Mortgage Assoc.	5.500	06/01/35	138		154,097
Federal National Mortgage Assoc.	5.500	09/01/35	91		101,155
Federal National Mortgage Assoc.	5.500	09/01/35	230		259,398
Federal National Mortgage Assoc.	5.500	10/01/35	222		254,886
Federal National Mortgage Assoc.	5.500	11/01/35	175		195,425
Federal National Mortgage Assoc.	5.500	11/01/35	402		456,815
Federal National Mortgage Assoc.	5.500	11/01/36	6		6,604
Federal National Mortgage Assoc.	6.000	09/01/21	—(r	)	70
Federal National Mortgage Assoc.	6.000	07/01/22	—(r	)	142
Federal National Mortgage Assoc.	6.000	09/01/33	—(r	)	548
Federal National Mortgage Assoc.	6.000	11/01/33	—(r	)	447

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.000%	02/01/34	—(r	)	$272
Federal National Mortgage Assoc.	6.000	06/01/34	—(r	)	134
Federal National Mortgage Assoc.	6.000	09/01/34	—(r	)	212
Federal National Mortgage Assoc.	6.000	09/01/34	14		16,898
Federal National Mortgage Assoc.	6.000	09/01/34	18		20,735
Federal National Mortgage Assoc.	6.000	11/01/34	4		4,141
Federal National Mortgage Assoc.	6.000	11/01/34	26		30,184
Federal National Mortgage Assoc.	6.000	02/01/35	—(r	)	496
Federal National Mortgage Assoc.	6.000	03/01/35	10		10,846
Federal National Mortgage Assoc.	6.000	04/01/35	—(r	)	568
Federal National Mortgage Assoc.	6.000	12/01/35	59		66,339
Federal National Mortgage Assoc.	6.000	01/01/36	156		175,937
Federal National Mortgage Assoc.	6.000	05/01/36	69		80,587
Federal National Mortgage Assoc.	6.000	05/01/36	369		437,087
Federal National Mortgage Assoc.	6.250	05/15/29	100		136,927
Federal National Mortgage Assoc.	6.500	07/01/32	379		441,432
Federal National Mortgage Assoc.	6.500	08/01/32	182		205,901
Federal National Mortgage Assoc.	6.500	09/01/32	63		71,231
Federal National Mortgage Assoc.	6.500	10/01/32	65		74,635
Federal National Mortgage Assoc.	6.500	10/01/32	405		476,697
Federal National Mortgage Assoc.	6.500	10/01/37	251		297,560
Federal National Mortgage Assoc.	6.625	11/15/30	580		842,378
Federal National Mortgage Assoc.	7.000	05/01/24	5		5,113
Federal National Mortgage Assoc.	7.000	05/01/24	7		7,528
Federal National Mortgage Assoc.	7.000	05/01/24	9		9,430
Federal National Mortgage Assoc.	7.000	05/01/24	30		31,927
Federal National Mortgage Assoc.	7.000	12/01/31	147		167,912
Federal National Mortgage Assoc.	7.000	09/01/33	60		61,857
Federal National Mortgage Assoc.	7.000	11/01/33	62		64,425
Federal National Mortgage Assoc.	9.000	04/01/25	2		1,764
Federal National Mortgage Assoc.	9.500	01/01/25	—(r	)	507
Federal National Mortgage Assoc.	9.500	01/01/25	1		1,101
Federal National Mortgage Assoc.	9.500	01/01/25	5		4,550
Federal National Mortgage Assoc.	9.500	02/01/25	1		788
Government National Mortgage Assoc.	2.500	TBA	500		517,559
Government National Mortgage Assoc.	2.500	12/20/46	260		270,522
Government National Mortgage Assoc.	3.000	03/15/45	903		951,883
Government National Mortgage Assoc.	3.000	07/20/45	1,958		2,075,185
Government National Mortgage Assoc.	3.000	07/20/46	994		1,049,282
Government National Mortgage Assoc.	3.000	08/20/46	1,848		1,942,453
Government National Mortgage Assoc.	3.000	10/20/46	150		158,811
Government National Mortgage Assoc.	3.000	02/20/47	2,683		2,835,151
Government National Mortgage Assoc.	3.000	05/20/47	508		534,885
Government National Mortgage Assoc.	3.000	12/20/47	191		200,398
Government National Mortgage Assoc.	3.000	04/20/49	794		833,040

See Notes to Financial Statements.

PGIM Government Income Fund    15

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.000%	12/20/49	442		$462,202
Government National Mortgage Assoc.	3.000	01/20/50	3,376		3,532,053
Government National Mortgage Assoc.	3.500	04/20/42	189		203,950
Government National Mortgage Assoc.	3.500	01/20/43	1,163		1,254,994
Government National Mortgage Assoc.	3.500	04/20/43	515		555,802
Government National Mortgage Assoc.	3.500	03/20/45	755		809,238
Government National Mortgage Assoc.	3.500	04/20/45	409		437,908
Government National Mortgage Assoc.	3.500	07/20/46	1,546		1,645,097
Government National Mortgage Assoc.	3.500	01/20/47	335		357,092
Government National Mortgage Assoc.	3.500	03/20/47	147		156,712
Government National Mortgage Assoc.	3.500	07/20/47	910		966,212
Government National Mortgage Assoc.	3.500	02/20/48	2,027		2,147,245
Government National Mortgage Assoc.	3.500	11/20/48	526		555,607
Government National Mortgage Assoc.	3.500	01/20/49	462		490,202
Government National Mortgage Assoc.	3.500	02/20/49	2,832		2,996,373
Government National Mortgage Assoc.	3.500	05/20/49	810		853,467
Government National Mortgage Assoc.	3.500	06/20/49	1,868		1,966,795
Government National Mortgage Assoc.	4.000	02/20/41	254		278,346
Government National Mortgage Assoc.	4.000	06/20/44	517		562,448
Government National Mortgage Assoc.	4.000	08/20/44	159		173,924
Government National Mortgage Assoc.	4.000	11/20/45	322		350,234
Government National Mortgage Assoc.	4.000	11/20/46	304		328,405
Government National Mortgage Assoc.	4.000	02/20/47	281		298,239
Government National Mortgage Assoc.	4.000	10/20/47	311		331,187
Government National Mortgage Assoc.	4.000	12/20/47	219		233,591
Government National Mortgage Assoc.	4.000	07/20/48	663		703,991
Government National Mortgage Assoc.	4.000	02/20/49	823		872,899
Government National Mortgage Assoc.	4.000	03/20/49	1,319		1,399,409
Government National Mortgage Assoc.	4.500	02/20/40	154		170,215
Government National Mortgage Assoc.	4.500	01/20/41	94		105,086
Government National Mortgage Assoc.	4.500	02/20/41	446		499,882
Government National Mortgage Assoc.	4.500	03/20/41	225		250,409
Government National Mortgage Assoc.	4.500	06/20/44	336		375,207
Government National Mortgage Assoc.	4.500	02/20/46	32		35,168
Government National Mortgage Assoc.	4.500	03/20/46	156		172,471
Government National Mortgage Assoc.	4.500	03/20/47	791		852,148
Government National Mortgage Assoc.	4.500	08/20/47	143		153,636
Government National Mortgage Assoc.	4.500	01/20/48	118		127,126
Government National Mortgage Assoc.	4.500	02/20/48	756		813,284
Government National Mortgage Assoc.	5.000	07/15/33	305		351,502
Government National Mortgage Assoc.	5.000	09/15/33	463		532,563
Government National Mortgage Assoc.	5.000	04/15/34	15		16,820
Government National Mortgage Assoc.	5.500	02/15/34	184		206,208
Government National Mortgage Assoc.	5.500	02/15/36	92		106,209
Government National Mortgage Assoc.	7.000	12/15/22	—(r	)	94

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	12/15/22	—(r	)	$155
Government National Mortgage Assoc.	7.000	01/15/23	—(r	)	139
Government National Mortgage Assoc.	7.000	01/15/23	—(r	)	225
Government National Mortgage Assoc.	7.000	01/15/23	1		582
Government National Mortgage Assoc.	7.000	01/15/23	1		1,011
Government National Mortgage Assoc.	7.000	03/15/23	1		538
Government National Mortgage Assoc.	7.000	04/15/23	—(r	)	256
Government National Mortgage Assoc.	7.000	04/15/23	1		1,087
Government National Mortgage Assoc.	7.000	05/15/23	—(r	)	43
Government National Mortgage Assoc.	7.000	05/15/23	—(r	)	74
Government National Mortgage Assoc.	7.000	05/15/23	—(r	)	147
Government National Mortgage Assoc.	7.000	05/15/23	—(r	)	170
Government National Mortgage Assoc.	7.000	05/15/23	—(r	)	259
Government National Mortgage Assoc.	7.000	05/15/23	—(r	)	285
Government National Mortgage Assoc.	7.000	05/15/23	—(r	)	412
Government National Mortgage Assoc.	7.000	05/15/23	2		2,198
Government National Mortgage Assoc.	7.000	05/15/23	3		3,245
Government National Mortgage Assoc.	7.000	06/15/23	—(r	)	50
Government National Mortgage Assoc.	7.000	06/15/23	—(r	)	188
Government National Mortgage Assoc.	7.000	06/15/23	—(r	)	443
Government National Mortgage Assoc.	7.000	06/15/23	1		611
Government National Mortgage Assoc.	7.000	06/15/23	1		648
Government National Mortgage Assoc.	7.000	06/15/23	1		1,472
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	59
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	74
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	108
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	180
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	269
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	347
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	397
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	473
Government National Mortgage Assoc.	7.000	07/15/23	1		1,374
Government National Mortgage Assoc.	7.000	07/15/23	7		6,720
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	95
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	154
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	194
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	391
Government National Mortgage Assoc.	7.000	08/15/23	1		540
Government National Mortgage Assoc.	7.000	08/15/23	1		583
Government National Mortgage Assoc.	7.000	08/15/23	1		610
Government National Mortgage Assoc.	7.000	08/15/23	1		698
Government National Mortgage Assoc.	7.000	08/15/23	1		865
Government National Mortgage Assoc.	7.000	08/15/23	1		872
Government National Mortgage Assoc.	7.000	08/15/23	1		940
Government National Mortgage Assoc.	7.000	08/15/23	1		1,264

See Notes to Financial Statements.

PGIM Government Income Fund    17

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	08/15/23	2		$2,034
Government National Mortgage Assoc.	7.000	08/15/23	2		2,307
Government National Mortgage Assoc.	7.000	09/15/23	—(r	)	272
Government National Mortgage Assoc.	7.000	09/15/23	—(r	)	328
Government National Mortgage Assoc.	7.000	09/15/23	—(r	)	404
Government National Mortgage Assoc.	7.000	09/15/23	—(r	)	436
Government National Mortgage Assoc.	7.000	09/15/23	3		2,605
Government National Mortgage Assoc.	7.000	09/15/23	5		4,853
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	43
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	65
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	107
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	116
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	176
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	239
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	270
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	307
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	370
Government National Mortgage Assoc.	7.000	10/15/23	1		599
Government National Mortgage Assoc.	7.000	10/15/23	1		611
Government National Mortgage Assoc.	7.000	10/15/23	1		631
Government National Mortgage Assoc.	7.000	10/15/23	1		684
Government National Mortgage Assoc.	7.000	10/15/23	1		693
Government National Mortgage Assoc.	7.000	10/15/23	1		726
Government National Mortgage Assoc.	7.000	10/15/23	1		836
Government National Mortgage Assoc.	7.000	10/15/23	1		993
Government National Mortgage Assoc.	7.000	10/15/23	1		1,477
Government National Mortgage Assoc.	7.000	10/15/23	2		2,378
Government National Mortgage Assoc.	7.000	10/15/23	4		4,165
Government National Mortgage Assoc.	7.000	10/15/23	6		5,659
Government National Mortgage Assoc.	7.000	10/15/23	9		9,146
Government National Mortgage Assoc.	7.000	10/15/23	13		13,849
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	173
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	235
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	264
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	378
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	436
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	445
Government National Mortgage Assoc.	7.000	11/15/23	1		696
Government National Mortgage Assoc.	7.000	11/15/23	1		767
Government National Mortgage Assoc.	7.000	11/15/23	1		868
Government National Mortgage Assoc.	7.000	11/15/23	1		1,088
Government National Mortgage Assoc.	7.000	11/15/23	1		1,386
Government National Mortgage Assoc.	7.000	11/15/23	2		1,708
Government National Mortgage Assoc.	7.000	11/15/23	2		1,884
Government National Mortgage Assoc.	7.000	11/15/23	2		2,402

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	11/15/23	3		$2,734
Government National Mortgage Assoc.	7.000	11/15/23	4		4,393
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	88
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	134
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	146
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	174
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	192
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	231
Government National Mortgage Assoc.	7.000	12/15/23	1		506
Government National Mortgage Assoc.	7.000	12/15/23	1		522
Government National Mortgage Assoc.	7.000	12/15/23	1		524
Government National Mortgage Assoc.	7.000	12/15/23	1		626
Government National Mortgage Assoc.	7.000	12/15/23	1		726
Government National Mortgage Assoc.	7.000	12/15/23	1		727
Government National Mortgage Assoc.	7.000	12/15/23	1		782
Government National Mortgage Assoc.	7.000	12/15/23	1		788
Government National Mortgage Assoc.	7.000	12/15/23	1		1,095
Government National Mortgage Assoc.	7.000	12/15/23	1		1,256
Government National Mortgage Assoc.	7.000	12/15/23	2		1,552
Government National Mortgage Assoc.	7.000	12/15/23	2		1,872
Government National Mortgage Assoc.	7.000	12/15/23	2		1,899
Government National Mortgage Assoc.	7.000	12/15/23	2		2,101
Government National Mortgage Assoc.	7.000	12/15/23	2		2,280
Government National Mortgage Assoc.	7.000	12/15/23	4		3,640
Government National Mortgage Assoc.	7.000	12/15/23	4		3,856
Government National Mortgage Assoc.	7.000	12/15/23	4		4,012
Government National Mortgage Assoc.	7.000	12/15/23	8		7,948
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	142
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	178
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	269
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	325
Government National Mortgage Assoc.	7.000	01/15/24	1		606
Government National Mortgage Assoc.	7.000	01/15/24	1		702
Government National Mortgage Assoc.	7.000	01/15/24	1		731
Government National Mortgage Assoc.	7.000	01/15/24	1		1,350
Government National Mortgage Assoc.	7.000	01/15/24	2		2,057
Government National Mortgage Assoc.	7.000	02/15/24	—(r	)	111
Government National Mortgage Assoc.	7.000	02/15/24	—(r	)	213
Government National Mortgage Assoc.	7.000	02/15/24	—(r	)	368
Government National Mortgage Assoc.	7.000	02/15/24	1		718
Government National Mortgage Assoc.	7.000	02/15/24	1		882
Government National Mortgage Assoc.	7.000	02/15/24	4		3,988
Government National Mortgage Assoc.	7.000	03/15/24	—(r	)	60
Government National Mortgage Assoc.	7.000	03/15/24	—(r	)	489
Government National Mortgage Assoc.	7.000	03/15/24	1		982

See Notes to Financial Statements.

PGIM Government Income Fund    19

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	04/15/24	—(r	)	$29
Government National Mortgage Assoc.	7.000	04/15/24	—(r	)	44
Government National Mortgage Assoc.	7.000	04/15/24	—(r	)	427
Government National Mortgage Assoc.	7.000	04/15/24	—(r	)	462
Government National Mortgage Assoc.	7.000	04/15/24	—(r	)	488
Government National Mortgage Assoc.	7.000	04/15/24	1		875
Government National Mortgage Assoc.	7.000	04/15/24	1		976
Government National Mortgage Assoc.	7.000	04/15/24	4		3,695
Government National Mortgage Assoc.	7.000	04/15/24	4		3,991
Government National Mortgage Assoc.	7.000	05/15/24	—(r	)	73
Government National Mortgage Assoc.	7.000	05/15/24	—(r	)	212
Government National Mortgage Assoc.	7.000	05/15/24	—(r	)	400
Government National Mortgage Assoc.	7.000	05/15/24	1		773
Government National Mortgage Assoc.	7.000	05/15/24	1		1,170
Government National Mortgage Assoc.	7.000	05/15/24	1		1,272
Government National Mortgage Assoc.	7.000	05/15/24	1		1,307
Government National Mortgage Assoc.	7.000	05/15/24	2		1,579
Government National Mortgage Assoc.	7.000	05/15/24	2		2,186
Government National Mortgage Assoc.	7.000	05/15/24	5		5,086
Government National Mortgage Assoc.	7.000	06/15/24	—(r	)	88
Government National Mortgage Assoc.	7.000	06/15/24	—(r	)	102
Government National Mortgage Assoc.	7.000	06/15/24	—(r	)	139
Government National Mortgage Assoc.	7.000	06/15/24	—(r	)	376
Government National Mortgage Assoc.	7.000	06/15/24	1		952
Government National Mortgage Assoc.	7.000	06/15/24	1		1,473
Government National Mortgage Assoc.	7.000	06/15/24	2		1,781
Government National Mortgage Assoc.	7.000	06/15/24	2		2,239
Government National Mortgage Assoc.	7.000	06/15/24	4		3,893
Government National Mortgage Assoc.	7.000	07/15/24	—(r	)	303
Government National Mortgage Assoc.	7.000	07/15/24	1		1,349
Government National Mortgage Assoc.	7.000	02/15/29	6		5,531
Government National Mortgage Assoc.	7.500	01/15/23	—(r	)	16
Government National Mortgage Assoc.	7.500	01/15/23	—(r	)	24
Government National Mortgage Assoc.	7.500	03/15/23	—(r	)	119
Government National Mortgage Assoc.	7.500	05/15/23	2		1,959
Government National Mortgage Assoc.	7.500	06/15/23	—(r	)	81
Government National Mortgage Assoc.	7.500	07/15/23	—(r	)	89
Government National Mortgage Assoc.	7.500	09/15/23	1		1,101
Government National Mortgage Assoc.	7.500	10/15/23	2		1,861
Government National Mortgage Assoc.	7.500	10/15/23	4		4,230
Government National Mortgage Assoc.	7.500	11/15/23	—(r	)	373
Government National Mortgage Assoc.	7.500	11/15/23	4		4,361
Government National Mortgage Assoc.	7.500	12/15/23	—(r	)	347
Government National Mortgage Assoc.	7.500	12/15/23	1		994
Government National Mortgage Assoc.	7.500	01/15/24	—(r	)	284

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.500%	01/15/24	—(r	)	$476
Government National Mortgage Assoc.	7.500	01/15/24	1		981
Government National Mortgage Assoc.	7.500	01/15/24	5		4,994
Government National Mortgage Assoc.	7.500	01/15/24	5		5,552
Government National Mortgage Assoc.	7.500	02/15/24	—(r	)	434
Government National Mortgage Assoc.	7.500	02/15/24	4		4,503
Government National Mortgage Assoc.	7.500	03/15/24	2		1,717
Government National Mortgage Assoc.	7.500	04/15/24	1		1,290
Government National Mortgage Assoc.	7.500	04/15/24	1		1,453
Government National Mortgage Assoc.	7.500	05/15/24	—(r	)	125
Government National Mortgage Assoc.	7.500	06/15/24	1		734
Government National Mortgage Assoc.	7.500	06/15/24	1		1,547
Government National Mortgage Assoc.	7.500	06/15/24	3		3,085
Government National Mortgage Assoc.	7.500	07/15/24	2		2,456
Government National Mortgage Assoc.	7.500	07/15/24	5		5,105
Government National Mortgage Assoc.	8.500	04/15/25	46		49,213
Israel Government, AID Bond, U.S. Gov’t. Gtd. Notes	5.500	09/18/33	500		709,522
Resolution Funding Corp. Interest Strips, Bonds	1.878(s)	04/15/28	515		467,618
Resolution Funding Corp. Interest Strips, Bonds	2.046(s)	01/15/30	280		242,781
Resolution Funding Corp. Interest Strips, Bonds	3.624(s)	04/15/30	1,000		875,634
Resolution Funding Corp. Principal Strips, Bonds	2.737(s)	01/15/30	1,540		1,358,623
Resolution Funding Corp. Principal Strips, Bonds	3.114(s)	04/15/30	2,280		2,000,441
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	1,485		1,492,801
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27	335		368,201
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170		254,308
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25	1,300		1,621,115
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	1,170		1,715,203

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $218,749,052)					224,479,186

U.S. TREASURY OBLIGATIONS 41.9%
U.S. Treasury Bonds	1.375	11/15/40	9,500		8,797,891
U.S. Treasury Bonds	2.250	05/15/41	48,845		52,271,782
U.S. Treasury Bonds	2.500	02/15/46	4,340		4,847,916
U.S. Treasury Bonds	2.500	05/15/46	2,080		2,325,050
U.S. Treasury Bonds	3.000	11/15/44(k)	4,790		5,793,655
U.S. Treasury Bonds	3.125	08/15/44	595		733,616
U.S. Treasury Bonds	3.375	11/15/48	4,900		6,445,031
U.S. Treasury Bonds	3.625	02/15/44	3,880		5,141,000
U.S. Treasury Notes	0.125	06/30/23	5,560		5,555,656
U.S. Treasury Notes	0.375	08/15/24	3,305		3,302,418
U.S. Treasury Notes	0.750	08/31/26	305		304,619
U.S. Treasury Notes	1.125	08/31/28	9,475		9,501,648
U.S. Treasury Notes	1.250	04/30/28	10,520		10,664,650

See Notes to Financial Statements.

PGIM Government Income Fund    21

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.875%	05/15/28	23,100	$25,861,172
U.S. Treasury Notes	3.125	11/15/28	13,280	15,155,800
U.S. Treasury Strips Coupon	0.768(s)	05/15/30	1,145	1,016,501
U.S. Treasury Strips Coupon	0.919(s)	02/15/29	8,675	7,905,433
U.S. Treasury Strips Coupon	1.052(s)	05/15/29	10,710	9,720,162
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	150	102,756
U.S. Treasury Strips Coupon	1.390(s)	05/15/43	4,550	2,928,707
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	180	117,773
U.S. Treasury Strips Coupon	1.464(s)	11/15/42	475	309,103
U.S. Treasury Strips Coupon	1.503(s)	02/15/39(k)	8,755	6,308,730
U.S. Treasury Strips Coupon	1.505(s)	11/15/41	2,445	1,625,543
U.S. Treasury Strips Coupon	1.677(s)	02/15/43(k)	19,800	12,788,789
U.S. Treasury Strips Coupon	1.775(s)	02/15/40	1,505	1,054,499
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	1,100	954,937
U.S. Treasury Strips Coupon	1.971(s)	08/15/43	800	509,437
U.S. Treasury Strips Coupon	1.982(s)	08/15/39	2,050	1,460,385
U.S. Treasury Strips Coupon	2.010(s)	08/15/30	1,585	1,400,125
U.S. Treasury Strips Coupon	2.057(s)	11/15/38	590	429,502
U.S. Treasury Strips Coupon	2.172(s)	02/15/28	695	648,006
U.S. Treasury Strips Coupon	2.188(s)	05/15/39	1,505	1,076,722
U.S. Treasury Strips Coupon	2.228(s)	05/15/28	345	319,785
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	2,200	1,526,078
U.S. Treasury Strips Coupon	2.347(s)	11/15/40	3,965	2,716,180
U.S. Treasury Strips Coupon	2.353(s)	02/15/44	620	390,891
U.S. Treasury Strips Coupon	2.365(s)	05/15/44	2,105	1,328,041
U.S. Treasury Strips Coupon	2.365(s)	11/15/44	2,240	1,397,812
U.S. Treasury Strips Coupon	2.416(s)	05/15/42	190	124,866
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	590	361,559
U.S. Treasury Strips Coupon	2.436(s)	02/15/46	665	403,936
U.S. Treasury Strips Coupon	2.443(s)	08/15/44	480	300,412
U.S. Treasury Strips Coupon	2.480(s)	11/15/43	13,768	8,734,075

TOTAL U.S. TREASURY OBLIGATIONS (cost $222,109,541)				224,662,649

TOTAL LONG-TERM INVESTMENTS (cost $517,710,646)				529,328,649

See Notes to Financial Statements.

22

Description	Shares	Value

SHORT-TERM INVESTMENT 1.9%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $10,161,953)(wb)	10,161,953	$10,161,953

TOTAL SHORT-TERM INVESTMENTS (cost $10,161,953)		10,161,953

TOTAL INVESTMENTS 100.7% (cost $527,872,599)		539,490,602
Liabilities in excess of other assets(z) (0.7)%		(3,545,036)

NET ASSETS 100.0%		$535,945,566

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

Aces—Alternative Credit Enhancements Securities

AID—Agency for International Development

CLO—Collateralized Loan Obligation

CPI—Consumer Price Index

FHLMC—Federal Home Loan Mortgage Corporation

IO—Interest Only (Principal amount represents notional)

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NSA—Non-Seasonally Adjusted

OTC—Over-the-counter

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Government Income Fund    23

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Futures contracts outstanding at August 31, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
217	2 Year U.S. Treasury Notes	Dec. 2021	$47,811,203	$32,736
806	5 Year U.S. Treasury Notes	Dec. 2021	99,717,313	169,791
695	10 Year U.S. Treasury Notes	Dec. 2021	92,749,925	224,398
14	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	2,761,938	(10,802)

				416,123

Short Positions:
520	10 Year U.S. Ultra Treasury Notes	Dec. 2021	76,968,128	48,058
739	20 Year U.S. Treasury Bonds	Dec. 2021	120,433,906	302,202

				350,260

				$766,383

Inflation swap agreements outstanding at August 31, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at August 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
3,360	01/12/26	2.205%	(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(170,502)	$(170,502)
6,720	01/13/26	2.152%	(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(360,071)	(360,071)
20,945	02/02/26	2.295%	(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(64,527)	(958,566)	(894,039)

					$(64,527)	$(1,489,139)	$(1,424,612)

(1)   The Fund pays the fixed rate and receives the floating rate.

(2)   The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$4,481,272

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

24

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$38,694,572	$—
Commercial Mortgage-Backed Securities	—	36,889,270	—
Corporate Bonds	—	4,467,356	—
Residential Mortgage-Backed Securities	—	135,616	—
U.S. Government Agency Obligations	—	224,479,186	—
U.S. Treasury Obligations	—	224,662,649	—
Short-Term Investment
Affiliated Mutual Fund	10,161,953	—	—

Total	$10,161,953	$529,328,649	$—

Other Financial Instruments*
Assets
Futures Contracts	$777,185	$—	$—

Liabilities
Futures Contracts	$(10,802)	$—	$—
Centrally Cleared Inflation Swap Agreements	—	(1,424,612)	—

Total	$(10,802)	$(1,424,612)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2021 were as follows:

U.S. Treasury Obligations	41.9%
U.S. Government Agency Obligations	41.9
Collateralized Loan Obligations	7.2
Commercial Mortgage-Backed Securities	6.9
Affiliated Mutual Fund	1.9
Diversified Financial Services	0.9

Residential Mortgage-Backed Securities	0.0 *%

100.7
Liabilities in excess of other assets	(0.7)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM Government Income Fund    25

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$777,185	*	Due from/to broker-variation margin futures	$10,802	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	1,424,612	*

		$777,185			$1,435,414

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$367,320	$(169,341)	$(5,384,351)	$279,798

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Interest rate contracts	$(266,894)	$179,696	$135,451	$(1,538,225)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

26

For the six months ended August 31, 2021, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$78,785	$81,333	$264,878,053	$200,360,033

Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$27,403,333	$6,720,000

(1)	Cost.
(2)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended August 31, 2021.

See Notes to Financial Statements.

PGIM Government Income Fund    27

Statement of Assets and Liabilities  (unaudited)

as of August 31, 2021

Assets

Investments at value:
Unaffiliated investments (cost $517,710,646)	$529,328,649
Affiliated investments (cost $10,161,953)	10,161,953
Interest receivable	1,732,968
Receivable for investments sold	1,027,570
Receivable for Fund shares sold	819,424
Due from broker—variation margin futures	412,995
Due from broker—variation margin swaps	67,606
Prepaid expenses	213

Total Assets	543,551,378

Liabilities

Payable for investments purchased	6,246,101
Payable for Fund shares purchased	806,002
Accrued expenses and other liabilities	228,995
Management fee payable	180,639
Distribution fee payable	64,142
Dividends payable	41,348
Affiliated transfer agent fee payable	34,712
Directors’ fees payable	3,873

Total Liabilities	7,605,812

Net Assets	$535,945,566

Net assets were comprised of:
Common stock, at par	$550,284
Paid-in capital in excess of par	535,223,543
Total distributable earnings (loss)	171,739

Net assets, August 31, 2021	$535,945,566

See Notes to Financial Statements.

28

Class A

Net asset value and redemption price per share,
($246,244,273 ÷ 25,257,858 shares of common stock issued and outstanding)	$9.75
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.08

Class C

Net asset value, offering price and redemption price per share,
($8,085,482 ÷ 827,163 shares of common stock issued and outstanding)	$9.77

Class R

Net asset value, offering price and redemption price per share,
($10,316,305 ÷ 1,056,422 shares of common stock issued and outstanding)	$9.77

Class Z

Net asset value, offering price and redemption price per share,
($161,545,071 ÷ 16,599,863 shares of common stock issued and outstanding)	$9.73

Class R6

Net asset value, offering price and redemption price per share,
($109,754,435 ÷ 11,287,045 shares of common stock issued and outstanding)	$9.72

See Notes to Financial Statements.

PGIM Government Income Fund    29

Statement of Operations  (unaudited)

Six Months Ended August 31, 2021

Net Investment Income (Loss)

Income
Interest income	$4,832,620
Affiliated dividend income	8,134

Total income	4,840,754

Expenses
Management fee	1,335,446
Distribution fee(a)	411,054
Transfer agent’s fees and expenses (including affiliated expense of $ 109,770)(a)	470,962
Registration fees(a)	77,129
Custodian and accounting fees	54,863
Shareholders’ reports	22,685
Audit fee	18,730
Legal fees and expenses	10,796
Directors’ fees	8,013
Miscellaneous	19,315

Total expenses	2,428,993
Less: Fee waiver and/or expense reimbursement(a)	(291,750)
Distribution fee waiver(a)	(13,848)

Net expenses	2,123,395

Net investment income (loss)	2,717,359

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(6,021,609)
Futures transactions	(5,384,351)
Options written transactions	(169,341)
Swap agreement transactions	279,798

(11,295,503)

Net change in unrealized appreciation (depreciation) on:
Investments	8,605,721
Futures	135,451
Options written	179,696
Swap agreements	(1,538,225)

7,382,643

Net gain (loss) on investment transactions	(3,912,860)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,195,501)

See Notes to Financial Statements.

30

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	320,187	49,323	41,544	—	—
Transfer agent’s fees and expenses	331,842	6,565	9,646	122,298	611
Registration fees	17,086	8,155	7,618	30,724	13,546
Fee waiver and/or expense reimbursement	(59,784)	(2,302)	(2,586)	(187,002)	(40,076)
Distribution fee waiver	—	—	(13,848)	—	—

See Notes to Financial Statements.

PGIM Government Income Fund    31

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended August 31, 2021	Year Ended February 28, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,717,359	$5,794,194
Net realized gain (loss) on investment transactions	(11,295,503)	12,917,975
Net change in unrealized appreciation (depreciation) on investments	7,382,643	(17,267,305)

Net increase (decrease) in net assets resulting from operations	(1,195,501)	1,444,864

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,279,023)	(5,635,628)
Class B	—	(640)
Class C	(50,449)	(115,511)
Class R	(82,723)	(158,592)
Class Z	(2,078,522)	(5,540,438)
Class R6	(1,276,965)	(2,116,938)

	(5,767,682)	(13,567,747)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	71,867,043	746,647,316
Net asset value of shares issued in reinvestment of dividends and distributions	5,452,938	12,780,854
Cost of shares purchased	(174,333,626)	(554,848,129)

Net increase (decrease) in net assets from Fund share transactions	(97,013,645)	204,580,041

Total increase (decrease)	(103,976,828)	192,457,158

Net Assets:
Beginning of period	639,922,394	447,465,236

End of period	$535,945,566	$639,922,394

See Notes to Financial Statements.

32

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2021		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.86		$10.01	$9.33	$9.29	$9.55	$9.72
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.06	0.16	0.16	0.12	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		(0.05)	0.72	0.07	(0.17)	(0.12)
Total from investment operations	(0.02)		0.01	0.88	0.23	(0.05)	(0.02)
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.16)	(0.20)	(0.19)	(0.16)	(0.11)
Distributions from net realized gains	-		-	-	-	(0.05)	(0.04)
Total dividends and distributions	(0.09)		(0.16)	(0.20)	(0.19)	(0.21)	(0.15)
Net asset value, end of period	$9.75		$9.86	$10.01	$9.33	$9.29	$9.55
Total Return(b):	(0.23)%		0.08%	9.48%	2.51%	(0.61)%	(0.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$246,244		$268,126	$258,869	$256,351	$289,049	$328,835
Average net assets (000)	$254,061		$357,068	$255,449	$271,435	$312,816	$353,716
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.99	%(e)	0.95%	1.05%	1.06%	1.01%	1.02%
Expenses before waivers and/or expense reimbursement	1.04	%(e)	1.00%	1.05%	1.06%	1.01%	1.02%
Net investment income (loss)	0.71	%(e)	0.56%	1.67%	1.70%	1.30%	1.05%
Portfolio turnover rate(f)(g)	90%		232%	119%	143%	428%	759%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund    33

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,

			Year Ended February 28/29,

	2021		2021		2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.88		$10.04		$9.35	$9.31	$9.57	$9.74
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	(0.02	)(c)	0.08	0.08	0.05	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		(0.05)		0.73	0.07	(0.18)	(0.12)
Total from investment operations	(0.06)		(0.07)		0.81	0.15	(0.13)	(0.09)
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.09)		(0.12)	(0.11)	(0.08)	(0.04)
Distributions from net realized gains	-		-		-	-	(0.05)	(0.04)
Total dividends and distributions	(0.05)		(0.09)		(0.12)	(0.11)	(0.13)	(0.08)
Net asset value, end of period	$9.77		$9.88		$10.04	$9.35	$9.31	$9.57
Total Return(d):	(0.51)%		(0.75)%		8.67%	1.65%	(1.38)%	(1.01)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,085		$12,166		$7,768	$8,677	$9,001	$11,126
Average net assets (000)	$9,784		$13,921		$7,755	$8,612	$10,053	$12,570
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.77	%(g)	1.69%		1.88%	1.91%	1.79%	1.77%
Expenses before waivers and/or expense reimbursement	1.82	%(g)	1.74%		1.88%	1.91%	1.79%	1.77%
Net investment income (loss)	(0.06	)%(g)	(0.20)%		0.85%	0.85%	0.51%	0.30%
Portfolio turnover rate(h)(i)	90%		232%		119%	143%	428%	759%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class R Shares
	Six Months Ended August 31,

			Year Ended February 28/29,

	2021		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.87		$10.03	$9.34	$9.30	$9.56	$9.73
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.03	0.13	0.13	0.10	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.05)		(0.06)	0.73	0.07	(0.18)	(0.12)
Total from investment operations	(0.03)		(0.03)	0.86	0.20	(0.08)	(0.04)
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.13)	(0.17)	(0.16)	(0.13)	(0.09)
Distributions from net realized gains	-		-	-	-	(0.05)	(0.04)
Total dividends and distributions	(0.07)		(0.13)	(0.17)	(0.16)	(0.18)	(0.13)
Net asset value, end of period	$9.77		$9.87	$10.03	$9.34	$9.30	$9.56
Total Return(b):	(0.27)%		(0.30)%	9.26%	2.17%	(0.88)%	(0.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,316		$11,915	$11,346	$12,198	$13,718	$16,243
Average net assets (000)	$10,988		$12,173	$11,439	$13,211	$14,559	$16,257
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.28	%(e)	1.24%	1.35%	1.39%	1.29%	1.27%
Expenses before waivers and/or expense reimbursement	1.58	%(e)	1.54%	1.60%	1.64%	1.54%	1.52%
Net investment income (loss)	0.43	%(e)	0.29%	1.38%	1.37%	1.02%	0.81%
Portfolio turnover rate(f)(g)	90%		232%	119%	143%	428%	759%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund    35

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,

			Year Ended February 28/29,

	2021		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.84		$9.99	$9.31	$9.27	$9.53	$9.70
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.10	0.20	0.19	0.15	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		(0.04)	0.71	0.07	(0.18)	(0.13)
Total from investment operations	-		0.06	0.91	0.26	(0.03)	-
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.21)	(0.23)	(0.22)	(0.18)	(0.13)
Distributions from net realized gains	-		-	-	-	(0.05)	(0.04)
Total dividends and distributions	(0.11)		(0.21)	(0.23)	(0.22)	(0.23)	(0.17)
Net asset value, end of period	$9.73		$9.84	$9.99	$9.31	$9.27	$9.53
Total Return(b):	0.03%		0.55%	9.93%	2.87%	(0.36)%	0.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$161,545		$233,898	$98,625	$70,338	$74,262	$96,332
Average net assets (000)	$178,663		$272,278	$82,582	$61,528	$93,050	$106,342
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.48	%(e)	0.48%	0.65%	0.72%	0.76%	0.77%
Expenses before waivers and/or expense reimbursement	0.69	%(e)	0.66%	0.72%	0.72%	0.76%	0.77%
Net investment income (loss)	1.22	%(e)	1.00%	2.06%	2.03%	1.55%	1.31%
Portfolio turnover rate(f)(g)	90%		232%	119%	143%	428%	759%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class R6 Shares
	Six Months Ended August 31,						August 9, 2016(a) through February 28,

			Year Ended February 28/29,

	2021		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.83		$9.98	$9.30	$9.26	$9.52	$9.84
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.10	0.21	0.20	0.17	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		(0.04)	0.71	0.07	(0.18)	(0.32)
Total from investment operations	-		0.06	0.92	0.27	(0.01)	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.21)	(0.24)	(0.23)	(0.20)	(0.08)
Distributions from net realized gains	-		-	-	-	(0.05)	-
Total dividends and distributions	(0.11)		(0.21)	(0.24)	(0.23)	(0.25)	(0.08)
Net asset value, end of period	$9.72		$9.83	$9.98	$9.30	$9.26	$9.52
Total Return(c):	0.03%		0.46%	10.14%	2.98%	(0.19)%	(2.39)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$109,754		$113,817	$70,584	$53,380	$42,239	$33,956
Average net assets (000)	$110,146		$103,539	$59,164	$48,394	$38,343	$17,541
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.47	%(f)	0.47%	0.57%	0.61%	0.59%	0.62	%(f)
Expenses before waivers and/or expense reimbursement	0.54	%(f)	0.54%	0.59%	0.61%	0.59%	0.62	%(f)
Net investment income (loss)	1.24	%(f)	1.02%	2.14%	2.17%	1.75%	1.47	%(f)
Portfolio turnover rate(g)(h)	90%		232%	119%	143%	428%	759%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund    37

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 14 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company currently consists of two funds: PGIM Government Income Fund and PGIM Floating Rate Income Fund, each of which are diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Government Income Fund (the “Fund’).

The investment objective of the Fund is to seek high current return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

38

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby

PGIM Government Income Fund    39

Notes to Financial Statements (unaudited) (continued)

the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has

40

realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund

PGIM Government Income Fund    41

Notes to Financial Statements (unaudited) (continued)

since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the

42

right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

PGIM Government Income Fund    43

Notes to Financial Statements (unaudited) (continued)

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

44

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc.(the “subadviser”), which provides subadvisory services to the Fund through its business unit PGIM Fixed Income. The Manager pays for the services of PGIM, Inc.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.47% of the Fund’s average daily net assets up to and including $1 billion, 0.42% of the Fund’s average daily net assets of the next $1 billion, 0.32% of the Fund’s average daily net assets of the next $1 billion, and 0.27% of the average daily net assets in excess of $3 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.47% for the reporting period ended August 31, 2021.

The Manager has contractually agreed, through June 30, 2022, to limit total annual fund operating expenses, after fee waivers and/or expense reimbursements to 0.48% of average daily net assets for Class Z shares and 0.47% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other

PGIM Government Income Fund    45

Notes to Financial Statements (unaudited) (continued)

share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through June 30, 2022 to limit such expenses to 0.50% of the average daily net assets of the Class R shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

For the reporting period ended August 31, 2021, PIMS received $33,238 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended August 31, 2021, PIMS received $7,495 and $1,666 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act

46

and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2021, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2021, were $295,273,932 and $386,449,480, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended August 31, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wb)
$28,289,549	$129,889,267	$148,016,863	$—	$—	$10,161,953	10,161,953	$8,134

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2021 were as follows:

Tax Basis	$532,711,639

Gross Unrealized Appreciation	11,592,344
Gross Unrealized Depreciation	(5,471,610)

Net Unrealized Appreciation	$6,120,734

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is

PGIM Government Income Fund    47

Notes to Financial Statements (unaudited) (continued)

required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The Company is authorized to issue 3.4 billion shares of common stock, $0.01 par value per share, 2.5 billon of which are designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	230,000,000
Class B	5,000,000
Class C	495,000,000
Class R	500,000,000
Class Z	500,000,000
Class T	270,000,000
Class R6	500,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

48

As of August 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	17,545	0.1%
Class C	215	0.1%
Class R	840,154	79.5%
Class Z	27,089	0.2%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	3	57.5%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2021:
Shares sold	1,106,027	$10,771,126
Shares issued in reinvestment of dividends and distributions	208,260	2,027,822
Shares purchased	(3,225,956)	(31,460,335)

Net increase (decrease) in shares outstanding before conversion	(1,911,669)	(18,661,387)
Shares issued upon conversion from other share class(es)	36,105	351,907
Shares purchased upon conversion into other share class(es)	(70,218)	(683,997)

Net increase (decrease) in shares outstanding	(1,945,782)	$(18,993,477)

Year ended February 28, 2021:
Shares sold	19,503,373	$196,126,633
Shares issued in reinvestment of dividends and distributions	496,281	5,011,272
Shares purchased	(18,549,898)	(186,044,581)

Net increase (decrease) in shares outstanding before conversion	1,449,756	15,093,324
Shares issued upon conversion from other share class(es)	164,327	1,645,158
Shares purchased upon conversion into other share class(es)	(267,945)	(2,700,528)

Net increase (decrease) in shares outstanding	1,346,138	$14,037,954

Class B
Period ended June 26, 2020*:
Shares sold	6,552	$64,393
Shares issued in reinvestment of dividends and distributions	45	464
Shares purchased	(1,377)	(13,769)

Net increase (decrease) in shares outstanding before conversion	5,220	51,088
Shares purchased upon conversion into other share class(es)	(32,496)	(329,857)

Net increase (decrease) in shares outstanding	(27,276)	$(278,769)

PGIM Government Income Fund    49

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended August 31, 2021:
Shares sold	14,833	$144,897
Shares issued in reinvestment of dividends and distributions	5,140	50,173
Shares purchased	(378,274)	(3,690,709)

Net increase (decrease) in shares outstanding before conversion	(358,301)	(3,495,639)
Shares purchased upon conversion into other share class(es)	(45,728)	(446,823)

Net increase (decrease) in shares outstanding	(404,029)	$(3,942,462)

Year ended February 28, 2021:
Shares sold	1,199,603	$12,100,131
Shares issued in reinvestment of dividends and distributions	11,282	114,156
Shares purchased	(610,383)	(6,141,844)

Net increase (decrease) in shares outstanding before conversion	600,502	6,072,443
Shares purchased upon conversion into other share class(es)	(143,391)	(1,434,313)

Net increase (decrease) in shares outstanding	457,111	$4,638,130

Class R
Six months ended August 31, 2021:
Shares sold	67,573	$658,905
Shares issued in reinvestment of dividends and distributions	7,612	74,235
Shares purchased	(225,665)	(2,204,819)

Net increase (decrease) in shares outstanding	(150,480)	$(1,471,679)

Year ended February 28, 2021:
Shares sold	458,311	$4,621,876
Shares issued in reinvestment of dividends and distributions	14,048	141,968
Shares purchased	(396,921)	(4,006,654)

Net increase (decrease) in shares outstanding	75,438	$757,190

Class Z
Six months ended August 31, 2021:
Shares sold	4,621,869	$44,966,168
Shares issued in reinvestment of dividends and distributions	208,269	2,024,581
Shares purchased	(11,205,376)	(108,996,640)

Net increase (decrease) in shares outstanding before conversion	(6,375,238)	(62,005,891)
Shares issued upon conversion from other share class(es)	71,269	693,096
Shares purchased upon conversion into other share class(es)	(870,241)	(8,441,745)

Net increase (decrease) in shares outstanding	(7,174,210)	$(69,754,540)

Year ended February 28, 2021:
Shares sold	44,624,811	$448,590,847
Shares issued in reinvestment of dividends and distributions	535,955	5,396,964
Shares purchased	(31,506,607)	(316,530,316)

Net increase (decrease) in shares outstanding before conversion	13,654,159	137,457,495
Shares issued upon conversion from other share class(es)	263,110	2,644,208
Shares purchased upon conversion into other share class(es)	(14,860)	(148,742)

Net increase (decrease) in shares outstanding	13,902,409	$139,952,961

50

Class R6	Shares	Amount
Six months ended August 31, 2021:
Shares sold	1,576,749	$15,325,947
Shares issued in reinvestment of dividends and distributions	131,390	1,276,127
Shares purchased	(2,878,738)	(27,981,123)

Net increase (decrease) in shares outstanding before conversion	(1,170,599)	(11,379,049)
Shares issued upon conversion from other share class(es)	883,329	8,560,416
Shares purchased upon conversion into other share class(es)	(3,385)	(32,854)

Net increase (decrease) in shares outstanding	(290,655)	$(2,851,487)

Year ended February 28, 2021:
Shares sold	8,464,824	$85,143,436
Shares issued in reinvestment of dividends and distributions	210,395	2,116,030
Shares purchased	(4,199,046)	(42,110,965)

Net increase (decrease) in shares outstanding before conversion	4,476,173	45,148,501
Shares issued upon conversion from other share class(es)	32,270	324,074

Net increase (decrease) in shares outstanding	4,508,443	$45,472,575

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/2/2020 – 9/30/2021

Total Commitment	$1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective October 1, 2021 will provide a commitment of $1,200,000,000 through September 29, 2022. The commitment fee paid by the Participating Funds will continue to be .15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more

PGIM Government Income Fund    51

Notes to Financial Statements (unaudited) (continued)

likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2021. The average daily balance for the 8 days that the Fund had loans outstanding during the period was approximately $3,776,625, borrowed at a weighted average interest rate of 1.41%. The maximum loan outstanding amount during the period was $17,078,000. At August 31, 2021, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information .

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC

52

derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its

PGIM Government Income Fund    53

Notes to Financial Statements (unaudited) (continued)

investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBORs”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the

54

Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the outbreak of COVID-19 globally in 2020 or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover

PGIM Government Income Fund    55

Notes to Financial Statements (unaudited) (continued)

generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

56

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Government Income Fund	57

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Government Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7-10, 2021 and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-10, 2021.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a

[1]	PGIM Government Income Fund is a series of Prudential Investment Portfolios, Inc.

PGIM Government Income Fund

Approval of Advisory Agreements (continued)

management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable

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basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income

PGIM Government Income Fund

Approval of Advisory Agreements (continued)

included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2020.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2020. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.

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•	The Board considered PGIM Investments’ assertion that the Fund has strong returns over the long term as demonstrated by its 10-year performance.

•

PGIM Investments has contractually agreed, through June 30, 2022, to limit (exclusive of certain fees and expenses) total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.48% of average daily net assets for Class Z shares, and 0.47% of average daily net assets for Class R6 shares.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Government Income Fund

⬛ MAIL	⬛ TELEPHONE	⬛ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Dino Capasso, Chief Compliance Officer ● Dana E. Cordes, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Government Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GOVERNMENT INCOME FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PGVAX	PRICX	JDRVX	PGVZX	PGIQX

CUSIP	74439V107	74439V305	74439V503	74439V404	74439V875

MF128E2

PGIM FLOATING RATE INCOME FUND

SEMIANNUAL REPORT

AUGUST 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:
We hope you find the semiannual report for PGIM Floating Rate Income Fund informative and useful. The report covers performance for the six-month period ended August 31, 2021.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Floating Rate Income Fund

October 15, 2021

PGIM Floating Rate Income Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges) Six Months* (%)	Average Annual Total Returns as of 8/31/21 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	1.86	7.51	4.09	4.55	—

Class C	1.37	8.16	3.79	3.99	—

Class Z	1.99	10.25	4.83	5.05	—

Class R6	2.01	10.30	4.88	N/A	4.38 (04/27/2015)

Credit Suisse Leveraged Loan Index

	2.00	8.51	4.69	5.00	—

Average Annual Total Returns as of 8/31/21 Since Inception (%)

Class R6 (04/27/2015)

Credit Suisse Leveraged Loan Index	4.17

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	2.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Credit Suisse Leveraged Loan Index—The Credit Suisse Leveraged Loan Index (the Index) is an unmanaged index that represents the investable universe of the dollar-denominated leveraged loan market.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Floating Rate Income Fund    5

Your Fund’s Performance   (continued)

Credit Quality expressed as a percentage of total investments as of 8/31/21 (%)

AA	0.1

BBB	8.4

BB	32.9

B	53.6

CCC	4.4

CC	0.1

NR	0.7

Cash/Cash Equivalents	-0.2

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 8/31/21

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.15	2.47	2.36

Class C	0.11	1.78	1.65

Class Z	0.16	2.77	2.67

Class R6	0.16	2.81	2.74

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2021. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Floating Rate Income Fund    7

Fees and Expenses  (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Floating Rate Income Fund		Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,018.60	0.95%	$4.83
	Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84
Class C	Actual	$1,000.00	$1,013.70	1.70%	$8.63
	Hypothetical	$1,000.00	$1,016.64	1.70%	$8.64
Class Z	Actual	$1,000.00	$1,019.90	0.70%	$3.56
	Hypothetical	$1,000.00	$1,021.68	0.70%	$3.57
Class R6	Actual	$1,000.00	$1,020.10	0.65%	$3.31
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8    Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.9%

ASSET-BACKED SECURITIES 0.1%

Collateralized Loan Obligations

Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class B1, 144A, 3 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	2.835%(c)	09/01/31	750	$751,408
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.316(c)	07/15/31	1,500	1,500,547

TOTAL ASSET-BACKED SECURITIES (cost $2,248,125)				2,251,955

BANK LOANS 89.3%

Advertising 0.3%

Terrier Media Buyer, Inc.,
2021 Refinancing Term B Loans, 1 Month LIBOR + 3.500%	3.585(c)	12/17/26	5,642	5,605,669

Aerospace & Defense 0.8%

Dynasty Acquisition Co., Inc.,
2020 Specified Refinancing Term B-1 Facility, 3 Month LIBOR + 3.500%	3.647(c)	04/06/26	3,275	3,184,079
2020 Specified Refinancing Term B-2 Facility, 3 Month LIBOR + 3.500%	3.647(c)	04/06/26	1,761	1,711,870
TransDigm, Inc.,
Tranche E Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.335(c)	05/30/25	2,992	2,942,417
Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.335(c)	12/09/25	6,791	6,679,018
Tranche G Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.335(c)	08/22/24	997	983,026

				15,500,410

Airlines 1.8%

Air Canada (Canada),
Term Loan, 3 Month LIBOR + 3.500%	4.250(c)	07/27/28	5,050	5,045,263
American Airlines, Inc.,
2020 Replacement Term Loan, 1 Month LIBOR + 1.750%	1.835(c)	01/29/27	693	650,987
Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	04/20/28	12,700	13,075,107

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    9

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Airlines (cont’d.)

Mileage Plus Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 5.250%	6.250%(c)	06/21/27	2,800	$2,967,045
United Airlines, Inc.,
Class B Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	04/21/28	15,011	15,031,656

				36,770,058

Apparel 0.2%

Calceus Acquisition, Inc.,
Term Loan, 1 Month LIBOR + 5.500%^	5.635(c)	02/12/25	3,150	2,992,057

Auto Manufacturers 0.3%

American Trailer World Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	03/03/28	5,319	5,259,161

Auto Parts & Equipment 3.2%

Adient U.S. LLC,
Term B-1 Loan, 1 Month LIBOR + 3.500%	3.585(c)	04/10/28	11,504	11,492,831
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	04/06/24	7,533	7,500,377
Autokiniton U.S. Holdings, Inc.,
Closing Date Term B Loan, 1 Month LIBOR + 4.500%	5.000(c)	04/06/28	1,875	1,875,469
Excelitas Technologies Corp.,
First Lien Initial USD Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	12/02/24	749	748,064
IXS Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%	5.000(c)	03/05/27	4,253	4,235,027
Superior Industries International, Inc.,
Replacement Term Loan, 1 Month LIBOR + 4.000%^	4.085(c)	05/22/24	5,885	5,855,493
Tenneco, Inc.,
Tranche A Term Loan, 1 Month LIBOR + 1.750%	1.842(c)	09/29/23	19,269	19,063,888
Tranche B Term Loan, 1 Month LIBOR + 3.000%	3.085(c)	10/01/25	1,291	1,278,554
TI Group Automotive Systems LLC (United Kingdom),
2021 Refinancing Term B Loans, 3 Month LIBOR + 3.250%	3.750(c)	12/16/26	1,671	1,669,768
Truck Hero, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%	4.000(c)	01/29/28	8,469	8,429,757

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Auto Parts & Equipment (cont’d.)

Visteon Corp.,
New Term Loan B, 1 - 3 Month LIBOR + 1.750%	1.853%(c)	03/25/24		1,774	$1,755,411
Wheel Pros, Inc.,
Term Loan	— (p)	05/11/28		1,000	1,000,341

					64,904,980

Beverages 0.7%

Arctic Glacier USA, Inc.,
Specified Refinancing Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	03/20/24		8,255	7,821,694
City Brewing Co. LLC,
First Lien Closing Date Term Loan, 3 Month LIBOR + 3.500%	4.250(c)	04/05/28		2,200	2,189,000
Refresco Holding BV (Netherlands),
Facility B2, 3 Month GBP LIBOR + 3.750%	3.818(c)	03/28/25	GBP	2,800	3,829,870

					13,840,564

Biotechnology 0.2%

HCRX Investments Holdco LP,
Term Loan	— (p)	07/15/28		4,250	4,228,750

Building Materials 1.1%

ACProducts Holdings, Inc.,
Initial Term Loan, 6 Month LIBOR + 4.250%	4.750(c)	05/17/28		3,300	3,297,644
Airxcel, Inc.,
Initial Term Loan (First Lien), PRIME + 3.500%	6.750(c)	04/28/25		2,475	2,464,601
Second Lien Initial Term Loan, PRIME + 7.750%	11.000(c)	04/27/26		225	220,781
Cornerstone Building Brands, Inc.,
New Term Loan B, 1 Month LIBOR + 3.250%	3.750(c)	04/12/28		5,057	5,039,848
ILPEA Parent, Inc.,
Term Loan, 3 Month LIBOR + 4.500%^	5.250(c)	06/22/28		1,923	1,918,576
Quikrete Holdings, Inc.,
Term Loan	— (p)	12/31/28		4,200	4,163,905
Standard Industries, Inc.,
Term Loan	— (p)	12/31/28		5,740	5,721,667

					22,827,022

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    11

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Chemicals 4.0%

Albaugh LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.500%(c)	12/23/24	1,690	$1,690,150
Alpha BV (United Kingdom),
Initial Dollar Term Loan, 3 Month LIBOR + 2.500%	3.000(c)	03/18/28	12,570	12,515,144
Colouroz Midco - Colouroz Investment 2 LLC,
Second Lien Initial Term B-2 Loan, 3 Month LIBOR + 4.250%	5.250(c)	09/21/24	124	109,830
DuBois Chemicals Group, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%^	4.589(c)	09/30/26	5,963	5,955,865
Geon Performance Solutions LLC,
Term Loan^	— (p)	09/30/28	3,640	3,644,550
Hexion, Inc.,
Senior Secured Term B Loan, 3 Month LIBOR + 3.500%	3.650(c)	07/01/26	1,691	1,688,551
INEOS U.S. Petrochem LLC,
2026 Tranche B Dollar Term Loan, 1 Month LIBOR + 2.750%	3.250(c)	01/29/26	5,175	5,156,670
LSF11 Skyscraper Holdco Sarl (Luxembourg),
Facility B-3 Loan, 3 Month LIBOR + 3.500%	4.250(c)	09/29/27	793	792,517
Perstorp Holding AB (Sweden),
Facility B Loan, 1 - 3 Month LIBOR + 4.750%	4.953(c)	02/27/26	4,300	4,202,895
Plaskolite PPC Intermediate II LLC,
Term Loan	— (p)	12/14/25	5,000	4,975,000
PQ Corp.,
Initial Term Loan, 3 Month LIBOR + 2.750%	3.250(c)	06/09/28	4,400	4,393,814
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%	4.085(c)	06/26/25	22,524	22,492,574
Second Lien Initial Term Loan, 1 Month LIBOR + 8.500%	8.585(c)	06/26/26	4,909	4,900,817
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 2.750%	2.838(c)	10/01/25	4,880	4,821,481
Tronox Finance LLC,
First Lien Term Loan B, 1 - 3 Month LIBOR + 2.250%	2.506(c)	03/10/28	920	909,400
Venator Materials LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%^	3.085(c)	08/08/24	1,183	1,166,755
WR Grace Holdings LLC,
Term Loan	— (p)	12/31/28	2,050	2,053,417

				81,469,430

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Commercial Services 6.4%

Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%	5.250%(c)	02/12/28	9,225	$9,233,653
AlixPartners LLP,
Initial Dollar Term Loan, 1 Month LIBOR + 2.750%	3.250(c)	02/04/28	7,914	7,864,050
Allied Universal Holdco LLC,
Term Loan USD, 3 Month LIBOR + 3.750%	4.250(c)	05/12/28	4,145	4,143,401
Amentum Government Services Holdings LLC,
First Lien Tranche 2 Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	01/29/27	3,516	3,528,276
ArchKey Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 5.250%^	6.000(c)	06/29/28	3,725	3,734,312
Belron Finance U.S. LLC,
Extended Term B Loans, 3 Month LIBOR + 2.750%	3.250(c)	04/13/28	1,696	1,688,331
Boels Topholding BV (Netherlands),
Term Loan	— (p)	02/05/27	4,000	4,702,757
CCRR Parent, Inc.,
Term Loan B, 1 Month LIBOR + 4.250%^	5.000(c)	03/05/28	741	743,922
Cimpress PLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	05/17/28	3,805	3,795,487
CoreLogic Inc,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	06/04/28	12,600	12,548,819
EAB Global, Inc.,
Term Loan, 3 Month LIBOR + 3.500%	3.596(c)	08/16/28	7,100	7,046,750
Fly Funding II Sarl (Luxembourg),
Term Loan B, 3 Month LIBOR + 1.750%	1.910(c)	08/11/25	1,496	1,470,525
Hertz Corp.,
Initial Term B Loan, 1 Month LIBOR + 3.500%	4.000(c)	06/30/28	2,895	2,881,381
Initial Term C Loan, 3 Month LIBOR + 3.500%	4.000(c)	06/30/28	546	543,030
Holding Socotec SAS (France),
Term Loan^	— (p)	09/30/28	1,500	1,496,250
Inmar, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.000%	5.000(c)	05/01/24	2,340	2,336,649
IRI Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.250%	4.335(c)	12/01/25	1,796	1,793,864
Kingpin Intermediate Holdings LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.500(c)	07/03/24	2,743	2,698,376
Mavis Tire Express Services TopCo LP,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	05/04/28	4,052	4,049,354

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    13

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Commercial Services (cont’d.)

MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 4.250%	4.750%(c)	09/30/28	8,065	$8,000,480
Nielsen Consumer, Inc. (Netherlands),
Tranche B-1 Term Loan, 1 Month LIBOR + 4.000%	4.096(c)	03/06/28	5,362	5,349,118
NorthRiver Midstream Finance LP (Canada),
Initial Term B Loan, 3 Month LIBOR + 3.250%	3.395(c)	10/01/25	6,378	6,338,531
PSC Industrial Holdings Corp.,
Term Loan (First Lien), 1 Month LIBOR + 3.750%	4.750(c)	10/11/24	3,824	3,818,380
RLG Holdings LLC,
First Lien Closing Date Initial Term Loan, 3 Month LIBOR + 4.250%	5.000(c)	07/07/28	1,787	1,783,751
Sabre GLBL, Inc.,
2021 Other Term B-1 Loan, 1 Month LIBOR + 3.500%	4.000(c)	12/17/27	1,571	1,558,722
2021 Other Term B-2 Loan, 1 Month LIBOR + 3.500%	4.000(c)	12/17/27	2,504	2,484,696
St. George’s University Scholastic Services LLC (Canada),
Term Loan, 1 Month LIBOR + 3.250%	3.340(c)	07/17/25	3,665	3,639,450
Syniverse Holdings, Inc.,
Tranche C Term Loan, 3 Month LIBOR + 5.000%	6.000(c)	03/09/23	5,783	5,772,734
Travelport Finance Sarl (Luxembourg),
Term Loan Non-PIK, 3 Month LIBOR + 8.000%	9.000(c)	02/28/25	319	325,144
TruGreen LP,
Second Refinancing Term Loan (First Lien), 1 Month LIBOR + 4.000%	4.750(c)	11/02/27	1,095	1,095,527
Tweddle Group, Inc.,
Effective Date Term Loan, 1 Month LIBOR + 4.500%	5.500(c)	09/17/23	238	120,612
Univ. Support Services LLC (Canada),
Term Loan	— (p)	09/30/28	2,240	2,225,632
Verscend Holding Corp.,
New Term Loan B, 1 Month LIBOR + 4.000%	4.085(c)	08/27/25	7,442	7,425,602
VT Topco, Inc.,
First Lien 2021 Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	08/01/25	2,179	2,151,489
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	3.342(c)	08/01/25	1,845	1,823,731

				130,212,786

Computers 3.5%

ConvergeOne Holdings Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 5.000%	5.085(c)	01/05/26	5,204	5,153,916
Everi Payments, Inc.,
Term B Loan, 1 Month LIBOR + 2.500%	3.000(c)	08/03/28	3,427	3,415,710

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Computers (cont’d.)

Imprivata, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.500%	4.000%(c)	12/01/27	923	$921,342
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%	3.835(c)	09/30/24	5,849	5,845,993
Neustar, Inc.,
First Lien Term Loan B4, 3 Month LIBOR + 3.500%	4.500(c)	08/08/24	4,008	3,931,206
Second Lien Initial Term Loan, 3 Month LIBOR + 8.000%	9.000(c)	08/08/25	548	528,003
OVH Groupe SAS (France),
Facility B Loan, 1 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250(c)	12/04/26	2,000	2,355,596
Peak 10 Holding Corp.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	3.647(c)	08/01/24	2,311	2,117,030
Peraton Corp.,
First Lien Term B Loan, 3 Month LIBOR + 3.750%	4.500(c)	02/01/28	7,456	7,454,762
Procera Networks, Inc. (Canada),
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%^	4.585(c)	10/31/25	5,053	5,027,461
Redstone Holdco LP,
First Lien Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	04/27/28	6,925	6,903,359
Sitel Worldwide Corp. (France),
Term Loan	— (p)	07/29/28	2,755	2,746,391
SonicWall U.S. Holdings, Inc.,
First Lien Term Loan, 3 Month LIBOR + 3.500%	3.628(c)	05/16/25	3,964	3,939,229
Tempo Acquisition LLC,
Term Loan	— (p)	08/19/28	9,500	9,496,010
Tenable, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.750%	3.250(c)	07/07/28	1,250	1,243,750
VeriFone Systems, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.129(c)	08/20/25	9,440	9,085,955

				70,165,713

Cosmetics/Personal Care 0.3%

Conair Holdings LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	05/17/28	5,050	5,038,425

Distribution/Wholesale 0.4%

DEI Sales, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 5.500%^	6.250(c)	04/28/28	3,150	3,118,500

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    15

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Distribution/Wholesale (cont’d.)

KAR Auction Services, Inc.,
Tranche B-6 Term Loan, 1 Month LIBOR + 2.250%	2.375%(c)	09/19/26	995	$978,354
Univar Solutions USA, Inc.,
Term B-6 Loan, 1 Month LIBOR + 2.000%	2.085(c)	06/03/28	3,600	3,571,071

				7,667,925

Diversified Financial Services 2.8%

Avolon TLB Borrower U.S. LLC (Ireland),
Term Loan	— (p)	12/01/27	2,488	2,485,323
Blackhawk Network Holdings, Inc.,
First Lien Term Loan, 1 Month LIBOR + 3.000%	3.085(c)	06/16/25	6,638	6,554,128
Cowen, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.250%^	4.000(c)	03/24/28	4,740	4,733,749
Fly Willow Funding Ltd. (Cayman Islands),
Term Loan, 3 Month LIBOR + 6.000%	7.000(c)	10/08/25	4,813	4,815,508
Focus Financial Partners LLC,
First Lien Tranche B-4 Term Loan, 1 Month LIBOR + 2.500%	3.000(c)	06/30/28	2,539	2,517,905
Tranche B-3 Term Loan, 1 Month LIBOR + 2.000%	2.085(c)	07/03/24	1,940	1,919,058
GreenSky Holdings LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%	3.375(c)	03/31/25	5,964	5,792,898
Tranche B-2 Term Loan, 1 Month LIBOR + 4.500%^	5.500(c)	03/31/25	1,307	1,296,949
Hightower Holding LLC,
Initial Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	04/21/28	3,136	3,135,216
Hudson River Trading LLC,
Term Loan, 3 Month LIBOR + 3.000%	3.092(c)	03/20/28	10,281	10,114,057
IG Investments Holdings LLC,
2018 Refinancing Term Loan, 3 Month LIBOR + 3.750%	4.750(c)	05/23/25	2,444	2,446,944
Paysafe Holdings U.S. Corp.,
Facility B1, 3 Month LIBOR + 2.750%	3.250(c)	06/28/28	625	617,500
VFH Parent LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%	3.088(c)	03/01/26	9,172	9,117,194
Virtus Investment Partners, Inc.,
Initial Term Loan, 1 - 6 Month LIBOR + 2.250%	3.000(c)	06/03/24	970	967,974

				56,514,403

Electric 0.9%

Calpine Corp.,
2020 Term Loan, 1 Month LIBOR + 2.500%	2.590(c)	12/16/27	3,134	3,105,399
Term Loan (04/19), 1 Month LIBOR + 2.000%	2.090(c)	04/05/26	1,691	1,662,123

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Electric (cont’d.)

Heritage Power LLC,
Term Loan B, 1 - 6 Month LIBOR + 6.000%^	7.000%(c)	07/30/26	5,520	$4,940,498
PG&E Corp.,
Term Loan B, 3 Month LIBOR + 3.000%	3.500(c)	06/23/25	9,071	8,685,112
Pike Corp.,
2028 Term Loan, 1 Month LIBOR + 3.000%	3.090(c)	01/21/28	575	572,386

				18,965,518

Electronics 0.8%

Deliver Buyer, Inc.,
Amendment No. 5 Term Loan, 3 Month LIBOR + 6.250%^	7.250(c)	05/01/24	836	836,834
Ingram Micro, Inc.,
Initial Term Loan, 2 Month LIBOR + 3.500%	4.000(c)	06/30/28	5,025	5,033,794
Tech Data Corp.,
Non-FILO Term Loan, 1 Month LIBOR + 3.500%	3.584(c)	06/30/25	9,300	9,295,164

				15,165,792

Energy-Alternate Sources 0.2%

Esdec Solar Group BV (Netherlands),
Term Loan^	— (p)	12/31/28	1,700	1,670,250
WIN Waste Innovations Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.750%	3.250(c)	03/25/28	3,000	2,987,814

				4,658,064

Engineering & Construction 1.1%

Artera Services LLC,
First Lien Tranche B Term Loan, 2 Month LIBOR + 3.500%	3.647(c)	03/06/25	3,825	3,762,844
Brand Industrial Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%	5.250(c)	06/21/24	7,515	7,409,135
Centuri Group, Inc.,
Term Loan	— (p)	09/30/28	6,000	5,972,502
Landry’s Finance Acquisition Co.,
2020 Initial Term Loan, 3 Month LIBOR + 12.000%	13.000(c)	10/04/23	91	97,849
Osmose Utilities Services, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	3.750(c)	06/23/28	2,792	2,776,876
Refficiency Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/16/27	1,023	1,024,350

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    17

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Engineering & Construction (cont’d.)

TRC Cos., Inc.,
Refinancing Term Loan, 1 Month LIBOR + 4.500%^	5.250%(c)	06/21/24	960	$963,600
VM Consolidated, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.250%	3.397(c)	03/24/28	1,121	1,114,686

				23,121,842

Entertainment 3.1%

Allen Media LLC,
Term B Loan, 2 Month LIBOR + 5.500%	5.647(c)	02/10/27	8,556	8,452,501
Term Loan	— (p)	02/10/27	986	973,804
AMC Entertainment Holdings, Inc.,
Term B-1 Loan, 1 - 3 Month LIBOR + 3.000%	3.089(c)	04/22/26	741	657,485
AP Core Holdings II LLC,
Term Loan^	— (p)	09/30/27	3,930	3,905,438
Bally’s Corp.,
Term B-1 Facility Loan, 3 Month LIBOR + 8.000%	9.000(c)	05/11/26	6,838	7,206,050
Term Loan	— (p)	12/31/28	4,000	3,989,168
CBAC Borrower LLC,
Term B Loan, 1 Month LIBOR + 4.000%	4.085(c)	07/08/24	3,418	3,298,582
CCM Merger, Inc.,
Term B Loan, 3 Month LIBOR + 3.750%	4.500(c)	11/04/25	5,085	5,076,322
GVC Holdings Gibraltar Ltd. (United Kingdom),
Term Loan	— (p)	03/31/27	1,775	1,768,026
J&J Ventures Gaming LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%^	4.750(c)	04/26/28	4,100	4,110,250
Maverick Gaming LLC,
Term Loan	— (p)	09/30/26	4,290	4,225,650
Raptor Acquisition Corp.,
Term Loan	— (p)	11/30/26	1,925	1,927,406
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.835(c)	08/14/24	10,956	10,854,391
Stars Group Holdings BV (Canada),
2021 Refinancing Dollar Term Loan, 3 Month LIBOR + 2.250%	2.368(c)	07/21/26	6,100	6,065,145
Twin River Management Group, Inc.,
Term B Facility Loan, 3 Month LIBOR + 2.750%	2.897(c)	05/11/26	995	986,218

				63,496,436

Environmental Control 1.4%

EWT Holdings III Corp.,
Term Loan, 1 Month LIBOR + 2.500%	2.625(c)	04/01/28	1,060	1,051,056

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Environmental Control (cont’d.)

Filtration Group Corp.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	3.092%(c)	03/31/25	8,014	$7,942,788
GFL Environmental, Inc. (Canada),
2020 Term Loan, 3 Month LIBOR + 3.000%	3.500(c)	05/30/25	2,154	2,154,405
Harsco Corp.,
Term Loan, 1 Month LIBOR + 2.250%	2.750(c)	03/10/28	7,657	7,587,953
Madison IAQ LLC,
Initial Term Loan, 3 Month LIBOR + 3.250%	3.750(c)	06/21/28	3,465	3,440,457
Packers Holdings LLC,
Initial Term Loan, 1 - 6 Month LIBOR + 3.250%	4.000(c)	03/09/28	6,889	6,820,866

				28,997,525

Food Service 0.1%

TKC Holdings, Inc.,
Term Loan, 3 Month LIBOR + 5.500%	6.500(c)	05/15/28	1,850	1,836,125

Foods 0.9%

BCPE North Star U.S. Holdco, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	06/09/28	3,242	3,227,937
Dairyland USA Corp.,
2020 Extended Term Loan, 1 Month LIBOR + 5.500%^	5.580(c)	06/22/25	804	804,090
H-Food Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 3.688%	3.772(c)	05/23/25	4,186	4,141,329
Shearer’s Foods LLC,
Refinancing Term Loan (First Lien), 3 Month LIBOR + 3.500%	4.250(c)	09/23/27	8,425	8,402,793
Sovos Brands Intermediate, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	5.000(c)	06/08/28	2,040	2,042,550

				18,618,699

Forest Products & Paper 0.4%

Neenah, Inc.,
New Term Loan B, 3 Month LIBOR + 3.000%	3.500(c)	04/06/28	2,000	1,997,500
Pixelle Specialty Solutions LLC,
Initial Term Loan, 1 Month LIBOR + 6.500%	7.500(c)	10/31/24	438	436,341

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    19

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Forest Products & Paper (cont’d.)

Schweitzer-Mauduit International, Inc.,
Term B Loan, 1 Month LIBOR + 3.750%	4.500%(c)	04/20/28	1,520	$1,510,500
Sylvamo Corp.,
Term Loan^	— (p)	10/31/28	4,166	4,160,792

				8,105,133

Healthcare-Services 6.9%

Accelerated Health Systems LLC,
Initial Term Loan, 1 Month LIBOR + 3.500%	3.589(c)	10/31/25	1,889	1,874,481
AHP Health Partners, Inc.,
Term Loan	— (p)	08/04/28	3,680	3,675,400
Air Methods Corp.,
Initial Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	04/22/24	6,872	6,760,135
Alliance Healthcare Services, Inc.,
First Lien Initial Term Loan - Non-PIK, PRIME + 3.500%	6.750(c)	10/24/23	7,868	7,789,428
Second Lien Initial Term Loan Non-PIK, 1 Month LIBOR + 10.000%^	13.250(c)	04/24/24	2,203	2,180,499
ATI Holdings Acquisition, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	4.500(c)	05/10/23	12,258	11,906,041
BW NHHC Holdco, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 5.000%	5.125(c)	05/15/25	3,494	3,167,490
Envision Healthcare Corp.,
Initial Term Loan, 1 Month LIBOR + 3.750%	3.835(c)	10/10/25	754	662,548
eResearch Technology, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	5.500(c)	02/04/27	1,617	1,622,099
Gentiva Health Services, Inc.,
Term B-1 Loan, 1 Month LIBOR + 2.750%	2.875(c)	07/02/25	18,870	18,811,504
Global Medical Response, Inc.,
2017-2 New Term Loan, 3 Month LIBOR + 4.250%	5.250(c)	03/14/25	4,863	4,869,863
Heartland Dental LLC,
2021 Incremental Term Loan, 1 Month LIBOR + 4.000%	4.096(c)	04/30/25	4,585	4,562,075
ICON Luxembourg Sarl (Luxembourg),
Lux Term Loan, 3 Month LIBOR + 2.500%	3.000(c)	07/03/28	5,220	5,214,108
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%	3.835(c)	11/17/25	5,350	5,309,875
Medical Solutions Holdings, Inc.,
Closing Date Term Loan (First Lien), 1 Month LIBOR + 4.500%	5.500(c)	06/14/24	4,007	4,007,019

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Healthcare-Services (cont’d.)

Pacific Dental Services LLC,
Term Loan, 1 Month LIBOR + 3.500%	4.250%(c)	05/05/28	3,130	$3,135,869
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%	3.339(c)	03/05/26	995	984,876
Tranche B3 Term Loan, 1 Month LIBOR + 3.500%	3.596(c)	03/05/26	11,454	11,337,909
Phoenix Newco, Inc.,
Term Loan	— (p)	09/30/28	4,600	4,598,201
PRA Health Sciences, Inc.,
US Term Loan, 3 Month LIBOR + 2.500%	3.000(c)	07/03/28	1,300	1,299,098
Radnet Management, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.000%/PRIME + 2.000%	4.500(c)	04/23/28	5,319	5,289,759
Select Medical Corp.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%	2.340(c)	03/06/25	1,750	1,736,875
Sound Inpatient Physicians Holdings LLC,
First Lien 2021 Incremental Term Loan, 1 Month LIBOR + 3.000%	3.500(c)	06/27/25	1,275	1,267,031
Sound Inpatient Physicians, Inc.,
Second Lien Initial Loan, 1 Month LIBOR + 6.750%	6.835(c)	06/26/26	5,851	5,841,047
Surgery Center Holdings, Inc.,
2021 New Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	08/31/26	4,755	4,755,287
U.S. Anesthesia Partners, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.000%	4.000(c)	06/24/24	659	652,544
U.S. Renal Care, Inc.,
2021 Incremental Term Loan, 1 Month LIBOR + 5.500%	6.500(c)	06/26/26	6,150	6,155,123
First Lien Term Loan B, 1 Month LIBOR + 5.000%	5.125(c)	06/26/26	3,291	3,288,448
Upstream Newco, Inc.,
Term Loan	— (p)	11/20/26	4,170	4,154,363
WP CityMD Bidco LLC,
Refinancing Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	08/13/26	3,035	3,043,284

				139,952,279

Holding Companies-Diversified 0.1%

Belfor Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	4.084(c)	04/06/26	2,702	2,700,418

Home Furnishings 0.4%

Hunter Fan Co.,
Initial Term Loan, 3 Month LIBOR + 5.000%	5.875(c)	05/08/28	4,300	4,305,375

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    21

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Home Furnishings (cont’d.)

TGP Holdings III LLC,
First Lien Closing Date Term Loan, 3 Month LIBOR + 3.500%	4.250%(c)	06/29/28	1,744	$1,741,463
Weber-Stephen Products LLC,
Initial Term B Loan, 1 Month LIBOR + 3.250%	4.000(c)	10/30/27	2,173	2,173,217

				8,220,055

Housewares 0.1%

Ozark Holdings LLC,
2020 Incremental Term Loan, 1 Month LIBOR + 3.750%	4.250(c)	12/16/27	2,051	2,049,911

Insurance 1.9%

Acrisure LLC,
First Lien 2021-1 Additioanl Term Loan, 3 Month LIBOR + 3.750%	3.852(c)	02/13/27	1,235	1,221,884
Term Loan B 2020, 2 Month LIBOR + 3.500%	3.607(c)	02/15/27	8,419	8,271,549
AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	02/19/28	9,211	9,120,855
Asurion LLC,
New B-4 Term Loan, 1 Month LIBOR + 5.250%	5.335(c)	01/22/29	2,460	2,445,137
New B-7 Term Loan, 1 Month LIBOR + 3.000%	3.085(c)	11/03/24	3,626	3,562,397
New B-8 Term Loan, 1 Month LIBOR + 3.250%	3.335(c)	12/23/26	7,589	7,438,645
New B-9 Term Loan, 1 Month LIBOR + 3.250%	3.335(c)	07/31/27	2,594	2,541,090
Second Lien Term Loan B3, 1 Month LIBOR + 5.250%	5.335(c)	01/31/28	2,725	2,710,239
Howden Group Holdings Ltd. (United Kingdom),
2021 Dollar Refinancing Term Loan, 1 Month LIBOR + 3.250%	4.000(c)	11/12/27	1,995	1,987,506

				39,299,302

Internet 1.0%

CMI Marketing, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%^	5.500(c)	03/23/28	4,375	4,385,938
Hunter U.S. Bidco, Inc.,
Initial Dollar Term Loan (First Lien), 3 Month LIBOR + 4.250%^	4.750(c)	08/04/28	4,500	4,500,000
MH Sub I LLC,
2020 June New Term Loan, 1 Month LIBOR + 3.750%	4.750(c)	09/13/24	2,781	2,785,259

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Internet (cont’d.)

Proofpoint, Inc.,
Term Loan	— %(p)	08/31/28	3,100	$3,080,141
Voyage Australia Pty Ltd. (Australia),
First Lien Term Loan, 3 Month LIBOR + 3.500%	4.000(c)	07/20/28	5,175	5,164,220

				19,915,558

Investment Companies 0.4%

EIG Management Co. LLC,
Initial Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/24/25	1,969	1,955,667
Masergy Holdings, Inc.,
2017 Replacement Term Loan (First Lien), 3 Month LIBOR + 3.250%	4.250(c)	12/15/23	5,308	5,291,517

				7,247,184

Iron/Steel 0.0%

Helix Acquisition Holdings, Inc.,
Amendment No. 3 Incremental Term Loan, 3 Month LIBOR + 3.750%	3.897(c)	09/30/24	665	645,129
TMS International Corp,
Term B-3 Loan, 1 - 3 Month LIBOR + 2.750%^	3.750(c)	08/14/24	249	247,506

				892,635

Leisure Time 1.0%

Alterra Mountain Co.,
2028 Term Loan B, 1 Month LIBOR + 3.500%	4.000(c)	07/30/28	5,402	5,372,947
Bombardier Recreational Products, Inc. (Canada),
2020 Replacement Term Loan, 1 Month LIBOR + 2.000%	2.086(c)	05/24/27	6,841	6,766,905
Hayward Industries, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 2.500%	3.000(c)	05/28/28	2,575	2,560,745
MajorDrive Holdings IV LLC,
Initial Term Loan, 3 Month LIBOR + 4.000%	4.500(c)	06/01/28	897	896,439
Recess Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%	4.750(c)	09/30/24	851	848,724
SRAM LLC,
Initial Term Loan, 1 - 6 Month LIBOR + 2.750%	3.250(c)	05/18/28	2,954	2,937,689

				19,383,449

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    23

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Lodging 0.9%

Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%	2.835%(c)	12/23/24	2,029	$2,010,764
Term B-1 Loan, 3 Month LIBOR + 4.500%	4.585(c)	07/21/25	8,489	8,497,586
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	04/18/24	4,829	4,816,827
Station Casinos LLC,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%	2.500(c)	02/08/27	3,906	3,845,442

				19,170,619

Machinery-Construction & Mining 0.5%

Terex Corp.,
Incremental U.S. Term Loan (2018), 3 Month LIBOR + 2.000%	2.750(c)	01/31/24	2,231	2,221,343
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 2.750%	2.846(c)	03/02/27	8,433	8,374,503

				10,595,846

Machinery-Diversified 2.0%

Blount International, Inc.,
New Refinance Term Loan, 1 Month LIBOR + 3.750%	4.750(c)	04/12/23	4,911	4,908,806
CD&R Hydra Buyer, Inc.,
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%	9.000(c)	04/30/26	300	279,000
Clark Equipment Co. (South Korea),
Third Amendment Incremental Term Loan, 3 Month LIBOR + 2.250%^	2.397(c)	05/18/24	2,494	2,481,281
Tranche B Term Loan, 3 Month LIBOR + 1.835%	2.123(c)	05/18/24	1,989	1,964,627
Columbus McKinnon Corp.,
Initial Term Loan, 3 Month LIBOR + 2.750%^	3.250(c)	05/14/28	2,500	2,496,875
Engineered Machinery Holdings, Inc.,
Incremental USD 1st Lien Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	05/19/28	3,990	3,968,497
Hyster-Yale Group, Inc.,
Term loan B Facility, 1 Month LIBOR + 3.500%^	4.000(c)	05/26/28	4,115	4,094,518
New VAC U.S. LLC (Germany),
Term B Loan, 3 Month LIBOR + 4.000%^	5.000(c)	03/08/25	1,347	1,252,728
Pro Mach Group, Inc.,
Term Loan	— (p)	09/30/28	6,990	6,987,728
Term Loan	— (p)	09/30/28	1,135	1,134,371

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Machinery-Diversified (cont’d.)

Vertical Midco Gmbh (Germany),
Term Loan B, 6 Month LIBOR + 3.500%	4.000%(c)	07/30/27	9,138	$9,131,506
Welbilt, Inc.,
Term Loan, 1 Month LIBOR + 2.500%	2.585(c)	10/23/25	1,560	1,544,032

				40,243,969

Media 3.3%

COGECO Financing LP (Canada),
Term Loan	— (p)	09/01/28	3,080	3,065,561
CSC Holdings LLC,
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%	2.345(c)	01/15/26	5,698	5,606,550
September 2019 Term Loan, 1 Month LIBOR + 2.500%	2.595(c)	04/15/27	5,232	5,164,093
Cumulus Media New Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%	4.750(c)	03/31/26	3,371	3,357,460
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%	3.340(c)	08/24/26	25,807	16,000,563
Directv Financing LLC,
Closing Date Term Loan, 1 Month LIBOR + 5.000%	5.750(c)	08/02/27	3,935	3,932,541
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%	2.585(c)	11/18/24	896	881,404
iHeartCommunications, Inc.,
Incremental B Term Loan, 3 Month LIBOR + 3.250%	3.750(c)	05/01/26	8,361	8,312,942
New Term Loan, 1 Month LIBOR + 3.000%	3.085(c)	05/01/26	2,460	2,437,605
Meredith Corp.,
Tranche B-3 Term Loan, 3 Month LIBOR + 4.250%	5.250(c)	01/31/25	2,362	2,409,721
Mission Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.500%	2.596(c)	06/02/28	3,350	3,331,156
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%	2.590(c)	09/30/26	744	728,315
Term B-3 Loan, 1 Month LIBOR + 3.000%	3.090(c)	04/01/28	1,654	1,638,418
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month LIBOR + 3.250%	4.000(c)	03/15/26	4,136	4,123,383
Term Loan	— (p)	12/31/28	2,850	2,838,295
WideOpenWest Finance LLC,
Refinancing Term B Loan, 1 Month LIBOR + 3.250%	4.250(c)	08/18/23	2,220	2,214,624
Ziggo Financing Partnership (Netherlands),
Term Loan I, 1 Month LIBOR + 2.500%	2.596(c)	04/30/28	1,750	1,731,562

				67,774,193

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    25

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Metal Fabricate/Hardware 1.0%

Crosby U.S. Acquisition Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	4.838%(c)	06/26/26	10,637	$10,623,269
Dynacast International LLC,
Term Loan	— (p)	01/28/22	2,164	2,156,377
Form Technologies LLC,
Term Loan B Non-PIK, 3 Month LIBOR + 4.750%^	5.750(c)	07/22/25	3,486	3,486,357
Hillman Group, Inc.,
Initial Delayed Draw Term Loan, 1 Month LIBOR + 2.750%	3.250(c)	07/14/28	21	21,137
Initial Term Loan, 1 Month LIBOR + 2.750%	3.250(c)	07/14/28	1,920	1,908,491
Tank Holding Corp.,
First Lien 2020 Incremental Term Loan, 3 Month LIBOR + 5.000%	5.750(c)	03/26/26	1,582	1,580,057

				19,775,688

Miscellaneous Manufacturing 0.6%

Gates Global LLC,
Initial B-3 Dollar Term Loan, 1 Month LIBOR + 2.500%	3.250(c)	03/31/27	1,716	1,707,614
Hyperion Materials & Technologies, Inc.,
Term Loan	— (p)	08/31/28	1,600	1,594,000
Jadex, Inc.,
First Lien 2021 Refinancing Term Loan, 1 Month LIBOR + 4.750%^	5.500(c)	02/18/28	2,344	2,320,684
Momentive Performance Materials, Inc.,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	3.340(c)	05/15/24	3,733	3,721,198
Technimark Holdings LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	07/10/28	3,000	2,973,750

				12,317,246

Oil & Gas 1.0%

Apro LLC,
Replacement Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	11/14/26	2,094	2,090,948
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	1,625	1,763,125

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Oil & Gas (cont’d.)

Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%^	7.250%(c)	03/28/24	10,525	$10,472,318
PowerTeam Services LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%	4.250(c)	03/06/25	6,533	6,477,587

				20,803,978

Packaging & Containers 4.7%

Albea Beauty Holdings Sarl (France),
Facility B-2, 3 Month LIBOR + 3.000%^	4.000(c)	04/22/24	246	234,476
Altium Packaging LLC,
2021 Term Loan, 1 Month LIBOR + 2.750%	3.250(c)	02/03/28	5,628	5,568,303
Berlin Packaging LLC,
Tranche B-5 Term Loan, 1 - 3 Month LIBOR + 3.750%	4.250(c)	03/13/28	4,000	3,969,000
BWay Holding Co.,
Initial Term Loan, 1 Month LIBOR + 3.250%	3.342(c)	04/03/24	995	967,639
Charter Next Generation, Inc.,
Refinancing 2021 Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	12/01/27	6,263	6,261,688
Flex Acquisition Co., Inc.,
2021 Specified Refinancing TL, 3 Month LIBOR + 3.500%	4.000(c)	03/02/28	2,095	2,080,162
Incremental B-2018 Term Loan, 3 Month LIBOR + 3.250%	3.395(c)	06/29/25	500	493,125
Graham Packaging Co., Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	3.750(c)	08/04/27	11,474	11,412,787
LABL, Inc.,
Term B USD Facility, 1 Month LIBOR + 4.000%	4.085(c)	07/01/26	2,759	2,753,933
Plaze, Inc.,
2021-1 Term Loan, 1 Month LIBOR + 3.750%^	4.500(c)	08/03/26	3,903	3,864,043
Pregis Topco LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	4.085(c)	07/31/26	6,724	6,713,544
Pregis TopCo LLC,
Facility Incremental Amendment No. 3, 1 Month LIBOR + 4.000%	4.500(c)	07/31/26	1,490	1,486,896
Pretium PKG Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	11/05/27	7,125	7,121,678
Proampac PG Borrower LLC,
2020-1 Term Loan, 1 - 3 Month LIBOR + 3.750%	9.000(c)	11/03/25	9,381	9,369,523

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    27

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Packaging & Containers (cont’d.)

Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%	2.835%(c)	02/06/23	7,424	$7,380,424
Tranche B-2 US Term Loan, 1 Month LIBOR + 3.250%	3.347(c)	02/05/26	15,210	15,092,824
Ring Container Technologies Group LLC,
Initial Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	08/12/28	5,405	5,394,866
Tosca Services LLC,
2021 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.250(c)	08/18/27	889	886,314
TricorBraun Holdings, Inc.,
Delayed Draw Term Loan, 3 Month LIBOR + 3.250%	3.500(c)	03/03/28	32	32,041
Term Loan, 3 Month LIBOR + 3.250%	3.750(c)	03/03/28	959	949,646
Trident TPI Holdings, Inc.,
Term Loan	— (p)	08/31/28	1,970	1,969,265
Term Loan	— (p)	08/31/28	280	279,328
Tranche B-1 Term Loan, 3 Month LIBOR + 3.000%	4.000(c)	10/17/24	1,669	1,664,945

				95,946,450

Pharmaceuticals 4.3%

Amneal Pharmaceuticals LLC,
Initial Term Loan, 1 Month LIBOR + 3.500%	3.625(c)	05/04/25	12,388	12,192,121
Arbor Pharmaceuticals LLC,
Initial Term Loan, 3 Month LIBOR + 5.000%	6.000(c)	07/05/23	3,364	3,356,681
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%	3.500(c)	03/01/24	31,753	31,671,480
Endo Luxembourg Finance Co.,
2021 Term Loan, 3 Month LIBOR + 5.000%	5.750(c)	03/27/28	5,680	5,505,667
Gainwell Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%	4.750(c)	10/01/27	7,802	7,795,585
Horizon Therapeutics USA, Inc.,
Incremental Term B-2 Loan, 1 Month LIBOR + 2.000%	2.500(c)	03/15/28	2,581	2,566,985
Jazz Financing Lux Sarl,
Initial Dollar Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	05/05/28	3,825	3,824,403
Mallinckrodt International Finance SA,
2017 Term B Loan, 1 - 6 Month LIBOR + 5.250%	6.000(c)	09/24/24	632	611,539
Milk Specialties Co.,
2021 Refinancing Term Loan, 3 Month LIBOR + 4.000%	5.000(c)	08/15/25	6,731	6,704,064
Second Lien Term Loan, 3 Month LIBOR + 7.500%^	8.250(c)	02/16/26	1,500	1,500,000

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Pharmaceuticals (cont’d.)

Organon & Co.,
Senior Secured Dollar Term Loan, 3 Month LIBOR + 3.000%	3.500%(c)	06/02/28	4,750	$4,755,937
Padagis LLC,
Term B Loan, 3 Month LIBOR + 4.750%^	5.250(c)	07/06/28	1,135	1,133,581
Roar BidCo AB (Sweden),
Term Loan	— (p)	02/17/28	4,000	4,711,193

				86,329,236

Pipelines 0.7%

AL NGPL Holdings LLC,
Term Loan, 3 Month LIBOR + 3.750%	4.750(c)	04/14/28	1,050	1,051,313
ITT Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%^	3.250(c)	07/30/28	1,750	1,741,250
Lower Cadence Holdings LLC,
Term Loan	— (p)	05/22/26	2,000	1,996,666
Navitas Midstream Midland Basin LLC,
Initial Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	12/13/24	4,005	3,981,218
Prairie ECI Acquiror, LP,
Initial Term Loan, 1 Month LIBOR + 4.750%	4.835(c)	03/11/26	6,434	6,208,930

				14,979,377

Private Equity 0.1%

HarbourVest Partners, LP,
Term Loan, 3 Month LIBOR + 2.250%	2.376(c)	03/03/25	1,959	1,943,888

Real Estate 2.3%

ASP MCS Acquisition Corp.,
Senior Secured Loan, 1 Month LIBOR + 6.000%^	7.000(c)	10/02/25	70	68,186
Brookfield Property REIT, Inc.,
Initial Term A-2 Loan, 1 Month LIBOR + 3.000%	3.085(c)	08/28/23	21,146	21,040,629
Initial Term B Loan, 1 Month LIBOR + 2.500%	2.585(c)	08/27/25	13,141	12,812,038
Cushman & Wakefield PLC,
Replacement Term Loan, 1 Month LIBOR + 2.750%	2.835(c)	08/21/25	2,866	2,832,324
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 3 Month LIBOR + 3.750%	4.750(c)	01/30/24	12,503	9,289,411
2018 Refinancing Term C Facility, 3 Month LIBOR + 3.750%	4.750(c)	01/30/24	705	523,938

				46,566,526

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    29

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Real Estate Investment Trusts (REITs) 0.9%

Blackstone Mortgage Trust, Inc.,
New Term Loan B, 1 Month LIBOR + 2.750%^	3.250%(c)	04/23/26	4,947	$4,916,095
Term Loan, 1 Month LIBOR + 2.250%	2.335(c)	04/23/26	8,150	8,048,009
Starwood Property Mortgage LLC,
Incremental Term B-2 Dollar Loan, 3 Month LIBOR + 3.500%^	4.250(c)	07/26/26	1,393	1,393,000
StarWood Property Mortgage LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%	2.592(c)	07/26/26	3,896	3,871,570

				18,228,674

Retail 5.6%

At Home Group, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%	4.750(c)	07/31/28	3,390	3,376,230
Beacon Roofing Supply, Inc.,
2028 Term Loan, 1 Month LIBOR + 2.250%	2.335(c)	05/19/28	3,643	3,617,549
Constellation Automotive (United Kingdom),
Term Loan	— (p)	07/16/29	1,500	2,072,586
EG America LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%	4.147(c)	02/07/25	6,497	6,446,406
Project Becker Additional Facility, 3 Month LIBOR + 4.250%	4.750(c)	03/31/26	2,260	2,253,190
Empire Today LLC,
Closing Date Term Loan, 1 Month LIBOR + 5.000%	5.750(c)	04/03/28	2,075	2,075,000
Floor & Decor Outlets of America, Inc.,
Replacement Term B-3 Loan, 1 Month LIBOR + 2.000%	2.090(c)	02/12/27	1,691	1,668,158
Fogo de Chao, Inc.,
2018 Refinancing Term Loan, 3 Month LIBOR + 4.250%	5.250(c)	04/07/25	1,850	1,797,969
Foundation Building Materials, Inc.,
Initial Term Loan (First Lien), 1 - 3 Month LIBOR + 3.250%	3.750(c)	01/31/28	2,600	2,576,322
Gannett Holdings LLC,
First Lien Term Loan, 3 Month LIBOR + 7.000%	7.750(c)	02/09/26	9,922	9,988,166
Great Outdoors Group LLC,
Term B-1 Loan, 1 - 3 Month LIBOR + 4.250%	5.000(c)	03/06/28	10,387	10,407,015
Harbor Freight Tools USA, Inc.,
2021 Refinancing Loans, 1 Month LIBOR + 2.750%	3.250(c)	10/19/27	4,539	4,519,058
Hoffmaster Group, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 4.000%	5.000(c)	11/21/23	3,427	3,288,752

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Retail (cont’d.)

IRB Holding Corp.,
Fourth Amendment Incremental Term Loan, 3 Month LIBOR + 3.250%	4.250%(c)	12/15/27	3,339	$3,335,964
Kodiak BP LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%	4.000(c)	03/12/28	1,122	1,117,511
LBM Acquisition LLC,
Amendment No. 1 Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	12/17/27	1,867	1,839,133
Term B Loan, 3 Month LIBOR + 3.750%	4.500(c)	12/17/27	4,352	4,285,820
Term Loan	— (p)	12/18/27	933	919,567
Leslie’s Poolmart, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.750%	3.250(c)	03/09/28	1,848	1,836,551
MIC Glen LLC,
Initial Term Loan, 2 Month LIBOR + 3.500%	4.000(c)	07/31/28	2,250	2,235,533
Park River Holdings, Inc.,
Intial Term Loan, 3 Month LIBOR + 3.250%	4.000(c)	12/28/27	2,244	2,228,343
Peer Holding III BV (Netherlands),
Term Loan	— (p)	01/17/27	4,000	4,719,080
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	4.000(c)	03/03/28	5,237	5,225,652
Pilot Travel Centers LLC,
Initial Tranche B Term Loan, 3 Month LIBOR + 2.000%	2.089(c)	08/04/28	14,775	14,669,462
RC Buyer, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%	4.250(c)	07/26/28	5,750	5,739,219
Serta Simmons Bedding LLC,
New Money Facility 2016, 1 Month LIBOR + 7.500%	8.500(c)	08/10/23	1,782	1,796,256
SRS Distribution, Inc.,
2021 Refinancing Term Loan, 6 Month LIBOR + 3.750%	4.250(c)	06/04/28	2,500	2,485,548
Whatabrands LLC,
Initial Term B Loan, 1 Month LIBOR + 3.250%	3.750(c)	08/03/28	2,500	2,491,563
White Cap Buyer LLC,
Initial Closing Date Term Loan, 1 Month LIBOR + 4.000%	4.500(c)	10/19/27	4,736	4,735,691

				113,747,294

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    31

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Semiconductors 0.3%

MaxLinear, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.250%	2.750%(c)	06/23/28	2,451	$2,429,979
Natel Engineering Co., Inc.,
Initial Term Loan, 3 Month LIBOR + 5.000%	6.000(c)	04/30/26	2,814	2,697,948

				5,127,927

Software 9.1%

athenahealth, Inc.,
Additional Term B-1, 3 Month LIBOR + 4.250%	4.361(c)	02/11/26	3,242	3,246,738
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	3.835(c)	10/02/25	18,411	18,276,939
Bracket Intermediate Holding Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%^	4.395(c)	09/05/25	2,844	2,832,936
Camelot Co. (Luxembourg),
Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.000(c)	10/30/26	1,368	1,362,994
Castle U.S. Holding Corp.,
Dollar Term B-2 Loan, 3 Month LIBOR + 4.000%	4.750(c)	01/31/27	1,996	1,966,608
CT Technologies Intermediate Holdings, Inc.,
Term Loan 2021 Reprice, 1 Month LIBOR + 4.250%	5.000(c)	12/16/25	3,807	3,810,952
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	4.085(c)	10/16/26	4,485	4,473,655
Dun & Bradstreet Corp.,
Term Loan B, 1 Month LIBOR + 3.250%	3.338(c)	02/06/26	12,522	12,424,029
EagleView Technology Corp.,
First Lien Term Loan, 1 Month LIBOR + 3.500%	3.585(c)	08/14/25	8,763	8,624,913
EQT Box Merger Sub, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	3.750(c)	04/17/28	1,050	1,044,750
Exela Intermediate LLC,
First Lien Term Loan, 1 Month LIBOR + 6.500%	7.500(c)	07/12/23	1,745	1,310,007
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.250(c)	06/13/25	11,288	11,348,381
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	06/13/24	15,058	14,867,645
First Advantage Holdings LLC,
First Lien Term B-1 Loan, 1 Month LIBOR + 2.750%	2.842(c)	01/31/27	2,398	2,385,712
GI Consilio Parent LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	4.500(c)	05/12/28	3,945	3,919,523
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/01/27	2,712	2,716,387

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Software (cont’d.)

Informatica LLC,
Second Lien Initial Loan	7.125%	02/25/25	650	$663,000
MA FinanceCo LLC (United Kingdom),
Tranche B-3 Term Loan, 1 Month LIBOR + 2.750%	2.835(c)	06/21/24	103	102,006
Tranche B-4 Term Loans, 3 Month LIBOR + 4.250%	5.250(c)	06/05/25	3,975	3,986,943
Micro Holding Corp.,
Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	3.585(c)	09/13/24	6,357	6,318,333
Playtika Ltd.,
Term B-1 Loan, 1 Month LIBOR + 2.750%	2.835(c)	03/13/28	4,613	4,593,254
Polaris Newco LLC,
First Lien Dollar Term Loan, 3 Month LIBOR + 4.000%	4.500(c)	06/02/28	9,075	9,065,072
Precisely Software, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	5.000(c)	04/23/28	6,700	6,680,456
Project Ruby Ultimate Parent Corp.,
First Lien Closing Date Term Loan, 1 Month LIBOR + 3.250%	4.000(c)	03/10/28	2,020	2,008,890
Project Sky Merger Sub, Inc.,
Term Loan	— (p)	09/30/28	7,580	7,551,575
Term Loan^	— (p)	09/30/29	3,770	3,760,575
Quest Software U.S. Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.250%	4.379(c)	05/16/25	2,703	2,698,417
Rackspace Technology Global, Inc.,
Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28	3,317	3,280,204
Renaissance Holding Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%	3.335(c)	05/30/25	2,014	1,984,930
SCS Holdings I, Inc.,
New Tranche B Term Loan, 1 Month LIBOR + 3.500%	3.585(c)	07/01/26	2,402	2,388,250
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%	2.835(c)	06/21/24	699	688,870
Skillsoft Finance II, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	07/14/28	6,350	6,360,585
SolarWinds Holdings, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%	2.835(c)	02/05/24	7,452	7,349,937
Sovos Compliance LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	5.000(c)	08/11/28	2,494	2,501,123
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250% (Cap N/A, Floor 0.000%)	7.250(c)	03/03/28	2,405	2,420,031

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    33

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Software (cont’d.)

TIBCO Software, Inc., (cont’d.)
Term Loan B-3, 1 Month LIBOR + 3.750%	3.840%(c)	06/30/26	9,102	$9,014,742
Turing Midco LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%/PRIME + 2.250%	4.833(c)	03/24/28	2,208	2,199,037
Ultimate Software Group, Inc.,
Second Lien Initial Term Loan, 3 Month LIBOR + 6.750%	7.500(c)	05/03/27	375	380,625
Upland Software, Inc.,
Senior Secured Term Loan, 1 Month LIBOR + 3.750%	3.835(c)	08/06/26	1,244	1,238,230
Zelis Payments Buyer, Inc.,
Term B-1 Loan, 1 Month LIBOR + 3.500%	3.596(c)	09/30/26	2,090	2,076,702

				183,923,956

Telecommunications 3.6%

CCI Buyer, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	12/17/27	2,594	2,597,668
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%	2.335(c)	03/15/27	2,280	2,250,390
Cologix Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	05/01/28	2,950	2,952,457
Connect Finco Sarl (United Kingdom),
Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.500(c)	12/11/26	4,727	4,721,657
Consolidated Communications, Inc.,
Term B-1 Loan, 1 Month LIBOR + 3.500%	4.250(c)	10/02/27	2,750	2,748,526
Crown Subsea Communications Holding, Inc.,
Initial Term Loan, 1 Month LIBOR + 5.000%	5.750(c)	04/27/27	4,123	4,146,102
Delta Topco, Inc.,
First Lien Term Loan, 1 - 3 Month LIBOR + 3.750%	4.500(c)	12/01/27	1,696	1,696,457
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 - 3 Month LIBOR + 3.250%	3.430(c)	05/27/24	9,212	8,851,232
Global Tel Link Corp.,
First Lien Term Loan, 1 Month LIBOR + 4.250%	4.335(c)	11/29/25	8,143	7,532,023
Second Lien Term Loan, 1 Month LIBOR + 8.250%	8.335(c)	11/29/26	825	705,375
Gogo Intermediate Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 3.750%^	4.500(c)	04/30/28	4,825	4,806,906
GTT Communications BV,
Priming Delayed Draw Term Loan - Non-PIK, 1 Month LIBOR + 5.000%	8.500(c)	12/28/21	93	94,461

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Telecommunications (cont’d.)

GTT Communications BV, (cont’d.)
Priming Delayed Draw Term Loan - Non-PIK, 1 Month LIBOR + 5.000%	8.500%(c)	12/28/21	81	$82,519
GTT Communications, Inc.,
Closing Date U.S. Term Loan, 3 Month LIBOR + 2.750%	2.900(c)	05/30/25	833	654,024
MLN U.S. HoldCo LLC,
Term B Loan (First Lien), 1 Month LIBOR + 4.500%	4.589(c)	11/30/25	7,952	7,209,453
ORBCOMM, Inc.,
Term Loan	— (p)	07/31/28	950	948,812
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	5.500(c)	11/01/24	5,489	5,194,343
West Corp.,
Incremental B1 Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	10/10/24	1,655	1,585,351
Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	8,584	8,287,006
Xplornet Communications, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 4.750%	4.835(c)	06/10/27	2,230	2,225,443
Zayo Group Holdings, Inc.,
Term Loan	— (p)	03/09/27	3,000	2,959,773

				72,249,978

Textiles 0.4%

ASP Unifrax Holdings, Inc.,
USD Term Loan (First Lien), 3 Month LIBOR + 3.750%	3.953(c)	12/12/25	8,456	8,228,737

Transportation 1.3%

Daseke Cos., Inc.,
Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	03/09/28	2,494	2,493,750
First Student Bidco, Inc.,
Initial Term B Loan, 2 Month LIBOR + 3.000%	3.500(c)	07/21/28	3,835	3,804,431
Initial Term C Loan, 2 Month LIBOR + 3.000%	3.500(c)	07/21/28	1,415	1,404,320
Genesee & Wyoming, Inc.,
Term Loan	— (p)	12/30/26	1,000	988,750
Kenan Advantage Group, Inc.,
Term Loan B, 1 Month LIBOR + 3.750%	4.500(c)	03/24/26	498	496,505
LaserShip, Inc.,
First Lien Initial Term Loan, 6 Month LIBOR + 4.500%	5.250(c)	05/08/28	2,150	2,147,312
PODS LLC,
Term Loan, 1 Month LIBOR + 3.000%	3.750(c)	03/31/28	3,741	3,724,002

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    35

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Transportation (cont’d.)

Savage Enterprises LLC,
First Lien Term Loan B, 1 Month LIBOR + 3.000%	3.090%(c)	08/01/25	2,000	$1,992,188
Term Loan	— (p)	09/30/28	6,000	6,010,002
Worldwide Express, Inc.,
First Lien Initial Term Loan, 2 Month LIBOR + 4.250%	5.000(c)	07/26/28	3,125	3,120,534

				26,181,794

TOTAL BANK LOANS (cost $1,812,470,472)				1,809,758,654

CORPORATE BONDS 9.2%

Aerospace & Defense 0.8%

Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	6,875	9,356,308
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	2,450	2,587,083
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	450	469,345
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	1,350	1,387,529
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	2,375	2,490,387

				16,290,652

Airlines 0.0%

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	375	394,869

Auto Parts & Equipment 0.1%

American Axle & Manufacturing, Inc., Gtd. Notes	5.000	10/01/29	1,750	1,751,668

Banks 6.1%

Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	1,500	1,599,347
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	17,170	17,756,120
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	7,875	8,292,044
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	37,777	39,428,615
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	32,856	34,091,629
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	17,535	17,758,147

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.647%(c)	09/30/24	3,670	$3,683,620

				122,609,522

Building Materials 0.4%

SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	5,750	6,096,263
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	1,360	1,407,541

				7,503,804

Commercial Services 0.0%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	399,977

Diversified Financial Services 0.0%

Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	535	548,407

Electric 0.2%

Calpine Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	650	663,549
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27	710	736,189
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625	02/15/27	850	885,003
Sr. Unsec’d. Notes, 144A	4.375	05/01/29	2,250	2,283,936

				4,568,677

Entertainment 0.1%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26	490	442,238
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.625	07/01/25	1,250	1,349,573

				1,791,811

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    37

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders 0.0%

Beazer Homes USA, Inc.,
Gtd. Notes	5.875%	10/15/27	500	$527,209

Insurance 0.0%

AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	500	508,538

Media 0.2%

Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	3,075	1,322,351
Sr. Sec’d. Notes, 144A	5.375	08/15/26	2,080	1,380,508
DISH DBS Corp.,
Gtd. Notes(a)	7.750	07/01/26	1,000	1,144,986

				3,847,845

Oil & Gas 0.4%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Sr. Unsec’d. Notes^	7.875	12/15/24(d)	6,725	45,730
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	1,455	1,485,425
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A	9.250	08/01/24	875	876,038
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.125	02/01/27	4,911	5,165,857

				7,573,050

Pharmaceuticals 0.1%

Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.250	01/30/30	25	23,481
Gtd. Notes, 144A	6.125	04/15/25	230	235,559
Gtd. Notes, 144A	6.250	02/15/29	759	753,389

				1,012,429

Real Estate 0.1%

Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,500	1,470,440

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 0.3%

Diversified Healthcare Trust,
Gtd. Notes	4.375%	03/01/31	3,000	$2,943,773
Gtd. Notes	9.750	06/15/25	1,450	1,599,955
Sr. Unsec’d. Notes(a)	4.750	02/15/28	1,375	1,397,859
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	5.875	10/01/28	700	745,900

				6,687,487

Telecommunications 0.4%

Altice France SA (France),
Sr. Sec’d. Notes, 144A	7.375	05/01/26	600	623,880
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	242	235,980
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	684	681,338
Sr. Sec’d. Notes, 144A	8.750	05/25/24	1,005	1,047,187
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23(d)	2,975	1,585,346
Gtd. Notes, 144A	8.500	10/15/24(d)	25	13,493
Gtd. Notes, 144A	9.750	07/15/25(d)	25	13,521
Intrado Corp.,
Gtd. Notes, 144A(a)	8.500	10/15/25	1,709	1,645,007
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39	650	724,523
Sr. Unsec’d. Notes, Series U	7.650	03/15/42	950	1,058,956
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	250	287,787

				7,917,018

TOTAL CORPORATE BONDS
(cost $186,876,308)				185,403,403

RESIDENTIAL MORTGAGE-BACKED SECURITY 0.1%

PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
(cost $1,425,223)	3.899(c)	12/25/22	1,425	1,431,926

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    39

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Shares	Value

COMMON STOCKS 0.2%

Commercial Services & Supplies 0.0%

Tweddle Group, Inc. (original cost $2,705; purchased 09/17/18)*^(f)	2,705	$27

Gas Utilities 0.0%

Ferrellgas Partners LP (Class B Stock)*	3,597	886,660

Oil, Gas & Consumable Fuels 0.2%

Chesapeake Energy Corp.	37,250	2,078,921
Chesapeake Energy Corp. Backstop Commitment	848	47,327
Extraction Oil & Gas, Inc.*	20,987	955,538

		3,081,786

Real Estate Management & Development 0.0%

ASP MCS Acquisition Corp. (original cost $265,715; purchased 09/22/20)*(f)	2,797	320,257

Specialty Retail 0.0%

Neiman Marcus Group Ltd. LLC*	3,333	441,623
Tailored Brands, Inc.*	23,220	36,281

		477,904

TOTAL COMMON STOCKS (cost $1,815,733)		4,766,634

	Units

WARRANTS* 0.0%

Healthcare 0.0%

Alliance Healthcare Services, Inc., expiring 11/15/21 (original cost $0; purchased 11/11/20)^(f)	303	—

Hotels, Restaurants & Leisure 0.0%

CEC Brands LLC, expiring 12/31/25	6,181	20,706

TOTAL WARRANTS (cost $0)		20,706

TOTAL LONG-TERM INVESTMENTS (cost $2,004,835,861)		2,003,633,278

See Notes to Financial Statements.

Description	Shares	Value

SHORT-TERM INVESTMENTS 15.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	299,708,571	$299,708,571
PGIM Institutional Money Market Fund (cost $4,672,764; includes $4,672,430 of cash collateral for securities on loan)(b)(wa)	4,677,394	4,674,588

TOTAL SHORT-TERM INVESTMENTS (cost $304,381,335)		304,383,159

TOTAL INVESTMENTS 113.9% (cost $2,309,217,196)		2,308,016,437
Liabilities in excess of other assets(z) (13.9)%		(281,092,602)

NET ASSETS 100.0%		$2,026,923,835

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $127,330,439 and 6.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,580,955; cash collateral of $4,672,430 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2021.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $268,420. The aggregate value of $320,284 is 0.0% of net assets.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    41

Schedule of Investments   (unaudited) (continued)

as of August 31, 2021

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at August 31, 2021:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

BCPE North Star U.S. Holdco, Inc., First Lien Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 06/09/28 (cost $607,895)	608	$605,238	$—	$(2,657)
Focus Financial Partners LLC, First Lien Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 06/30/28 (cost $585,937)	586	581,055	—	(4,882)
Hightower Holding LLC, Delayed Draw Term Loan, 3 Month LIBOR + 4.000%, 4.000%(c), Maturity Date 04/21/28 (cost $454,000)	454	453,887	—	(114)
Hillman Group, Inc., Initial Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 07/14/28 (cost $438,829)	439	435,986	—	(2,842)
Refficiency Holdings LLC, Initial Delayed Draw Term Loan, 3 Month LIBOR + 4.000%, 4.000%(c), Maturity Date 12/16/27 (cost $197,733)	198	197,980	247	—
RLG Holdings LLC, First Lien Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 07/07/28 (cost $450,300)	453	451,583	1,283	—
Sovos Compliance LLC, First Lien Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 08/11/28 (cost $430,736)	431	431,921	1,185	—
TGP Holdings III LLC, Delayed Draw Term Loan, 1 Month LIBOR + 0.500%, 0.500%(c), Maturity Date 06/29/28 (cost $228,773)	230	229,623	850	—
TricorBraun Holdings, Inc., Delayed Draw Term Loan, 3 Month LIBOR + 3.250%, 3.500%(c), Maturity Date 03/03/28 (cost $183,397)	183	181,564	—	(1,833)
VT Topco, Inc., First Lien 2021 Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 08/01/25 (cost $381,277)	381	376,511	—	(4,766)

		$3,945,348	$3,565	$(17,094)

See Notes to Financial Statements.

Futures contracts outstanding at August 31, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
342	2 Year U.S. Treasury Notes	Dec. 2021	$75,352,219	$(51,132)
473	5 Year U.S. Treasury Notes	Dec. 2021	58,518,969	(128,402)
103	10 Year U.S. Treasury Notes	Dec. 2021	13,745,672	1,995
25	20 Year U.S. Treasury Bonds	Dec. 2021	4,074,219	11,356
42	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	8,285,813	31,768

				$(134,415)

Forward foreign currency exchange contracts outstanding at August 31, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/02/21	BNP Paribas S.A.	GBP 2,850	$3,904,500	$3,918,339	$13,839	$—
Euro,
Expiring 09/02/21	BNP Paribas S.A.	EUR 1,992	2,336,854	2,351,978	15,124	—

			$6,241,354	$6,270,317	28,963	—

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/02/21	Morgan Stanley & Co.
	International PLC	GBP 2,850	$3,931,353	$3,918,339	$13,014	$—
Expiring 10/04/21	BNP Paribas S.A.	GBP 2,850	3,904,839	3,918,683	—	(13,844)
Euro,
Expiring 09/02/21	Morgan Stanley & Co.
	International PLC	EUR 1,992	2,347,889	2,351,978	—	(4,089)
Expiring 10/04/21	BNP Paribas S.A.	EUR 1,992	2,338,353	2,353,553	—	(15,200)

			$12,522,434	$12,542,553	13,014	(33,133)

					$41,977	$(33,133)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    43

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Credit default swap agreements outstanding at August 31, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at August 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
									Goldman
									Sachs
Alcentra CLO	09/27/21	1.000%(M)	EUR	16,293	*	$18,177	$—	$18,177	International
									Goldman
									Sachs
Alcentra CLO	09/27/21	1.000%(M)	EUR	1,871	*	2,087	—	2,087	International
									Goldman
									Sachs
Anchorage CLO	09/27/21	0.500%(M)	EUR	239	*	133	—	133	International
									Goldman
									Sachs
Black Diamond CLO	09/27/21	1.000%(M)	EUR	8,685	*	9,689	—	9,689	International
									Goldman
									Sachs
Black Diamond CLO	09/27/21	1.000%(M)	EUR	8,685	*	9,689	—	9,689	International
									Goldman
									Sachs
Blackstone CLO	09/27/21	1.000%(M)	EUR	965	*	1,077	—	1,077	International
									Goldman
									Sachs
Cairn CLO BV	09/27/21	1.000%(M)	EUR	316	*	352	—	352	International
									Goldman
									Sachs
Carlyle CLO	09/27/21	0.500%(M)	EUR	2,859	*	1,595	—	1,595	International
									Goldman
									Sachs
Carlyle CLO	09/27/21	1.000%(M)	EUR	1,904	*	2,124	—	2,124	International
									Goldman
									Sachs
Carlyle CLO	09/27/21	1.000%(M)	EUR	989	*	1,103	—	1,103	International
									Goldman
									Sachs
Chenavari CLO	09/27/21	0.500%(M)	EUR	66	*	37	—	37	International
									Goldman
									Sachs
GLG Silvermine CLO	09/27/21	1.000%(M)	EUR	191	*	213	—	213	International
									Goldman
									Sachs
ICG CLO	09/27/21	1.000%(M)	EUR	1,605	*	1,791	—	1,791	International
									Goldman
									Sachs
Investcorp CLO	09/27/21	1.000%(M)	EUR	324	*	361	—	361	International

						$38,739	$—	$38,739

See Notes to Financial Statements.

Credit default swap agreements outstanding at August 31, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2021(4)	Value at Trade Date	Value at August 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.36.V1	06/20/26	5.000%(Q)	95,000	2.756%	$8,753,504	$10,325,443	$1,571,939

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    45

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$38,739	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$8,279,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$2,251,955	$—
Bank Loans	—	1,682,512,711	127,245,943
Corporate Bonds	—	185,357,673	45,730
Residential Mortgage-Backed Security	—	1,431,926	—
Common Stocks	3,921,119	845,488	27
Warrants	—	20,706	—
Short-Term Investments
Affiliated Mutual Funds	304,383,159	—	—

Total	$308,304,278	$1,872,420,459	$127,291,700

See Notes to Financial Statements.

	Level 1	Level 2	Level 3

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$3,565	$—
Futures Contracts	45,119	—	—
OTC Forward Foreign Currency Exchange Contracts	—	41,977	—
Centrally Cleared Credit Default Swap Agreement	—	1,571,939	—
OTC Credit Default Swap Agreements	—	—	38,739

Total	$45,119	$1,617,481	$38,739

Liabilities
Unfunded Loan Commitments	$—	$(17,094)	$—
Futures Contracts	(179,534)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(33,133)	—

Total	$(179,534)	$(50,227)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Common Stocks

Balance as of 02/28/21	$68,919,171	$—	$391,607
Realized gain (loss)	57,115	—	—
Change in unrealized appreciation (depreciation)	523,564	(2,630,260)	—
Purchases/Exchanges/Issuances	108,815,873	2,555,422	—
Sales/Paydowns	(30,390,936)	—	—
Accrued discount/premium	57,260	120,568	—
Transfers into Level 3*	9,013,864	—	—
Transfers out of Level 3*	(29,749,968)	—	(391,580)

Balance as of 08/31/21	$127,245,943	$45,730	$27

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$682,187	$(2,630,260)	$—

	OTC Credit Default Swap Agreements	Unfunded Loan Commitments

Balance as of 02/28/21	$—	$(39)
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	38,739	39
Purchases/Exchanges/Issuances	—	—
Sales/Paydowns	—	—

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    47

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

	OTC Credit Default Swap Agreements	Unfunded Loan Commitments
Accrued discount/premium	$—	$—
Transfers into Level 3*	—	—
Transfers out of Level 3*	—	—

Balance as of 08/31/21	$38,739	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$38,739	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels due to a change in observable and/or unobservable inputs.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2021	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)

Common Stocks	$27	Market Approach	Estimated EBITDA	$0.01
Corporate Bonds	45,730	Market Approach	Unadjusted Last Trade Price	$0.68
Warrants	—	Market Approach	Estimated Future Value	$0.00

	$45,757

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August 31, 2021, the aggregate value of these securities and/or derivatives was $127,284,682. The unobservable inputs for these investments were not developed by the Fund and are not readily available.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2021 were as follows:

Affiliated Mutual Funds (0.2% represents investments purchased with collateral from securities on loan)	15.0%
Software	9.1
Healthcare-Services	6.9
Commercial Services	6.4
Banks	6.1
Retail	5.6
Packaging & Containers	4.7
Pharmaceuticals	4.4
Chemicals	4.0
Telecommunications	4.0
Media	3.5
Computers	3.5
Auto Parts & Equipment	3.3

Entertainment	3.2%
Diversified Financial Services	2.8
Real Estate	2.4
Machinery-Diversified	2.0
Insurance	1.9
Airlines	1.8
Aerospace & Defense	1.6
Building Materials	1.5
Environmental Control	1.4
Oil & Gas	1.4
Transportation	1.3
Real Estate Investment Trusts (REITs)	1.2
Electric	1.1
Engineering & Construction	1.1
Internet	1.0

See Notes to Financial Statements.

Industry Classification (continued):

Metal Fabricate/Hardware	1.0%
Leisure Time	1.0
Lodging	0.9
Foods	0.9
Electronics	0.8
Pipelines	0.7
Beverages	0.7
Miscellaneous Manufacturing	0.6
Machinery-Construction & Mining	0.5
Textiles	0.4
Home Furnishings	0.4
Forest Products & Paper	0.4
Distribution/Wholesale	0.4
Investment Companies	0.4
Advertising	0.3
Auto Manufacturers	0.3
Semiconductors	0.3
Cosmetics/Personal Care	0.3
Energy-Alternate Sources	0.2
Biotechnology	0.2
Oil, Gas & Consumable Fuels	0.2
Apparel	0.2

Holding Companies-Diversified	0.1%
Collateralized Loan Obligations	0.1
Housewares	0.1
Private Equity	0.1
Food Service	0.1
Residential Mortgage-Backed Security	0.1
Iron/Steel	0.0	*
Gas Utilities	0.0	*
Home Builders	0.0	*
Specialty Retail	0.0	*
Real Estate Management & Development	0.0	*
Hotels, Restaurants & Leisure	0.0	*
Commercial Services & Supplies	0.0	*
Healthcare	0.0	*

	113.9
Liabilities in excess of other assets	(13.9)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$1,571,939*	—	$—
Credit contracts	Unrealized appreciation on OTC swap agreements	38,739	—	—

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    49

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$41,977		Unrealized depreciation on OTC forward foreign currency exchange contracts	$33,133
Interest rate contracts	Due from/to broker-variation margin futures	45,119	*	Due from/to broker-variation margin futures	179,534	*

		$1,697,774			$212,667

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(184,447)
Foreign exchange contracts	—	44,419	—
Interest rate contracts	(833,149)	—	—

Total	$(833,149)	$44,419	$(184,447)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$ —	$1,610,678
Foreign exchange contracts	—	8,844	—
Interest rate contracts	(548,079)	—	—

Total	$(548,079)	$8,844	$1,610,678

See Notes to Financial Statements.

For the six months ended August 31, 2021, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$123,961,121	$2,080,451

Forward Foreign Currency Exchange Contracts—Sold(2)
$4,174,145
Credit Default Swap Agreements— Sell Protection(1)
$58,429,594

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended August 31, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$4,580,955	$(4,580,955)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNP Paribas S.A.	$28,963	$(29,044)	$ (81)	$—	$ (81)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    51

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Goldman Sachs International	$38,739	$—	$38,739	$—	$38,739
Morgan Stanley & Co. International PLC	13,014	(4,089)	8,925	—	8,925

	$80,716	$(33,133)	$47,583	$—	$47,583

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities    (unaudited)

as of August 31, 2021

Assets

Investments at value, including securities on loan of $4,580,955:
Unaffiliated investments (cost $2,004,835,861)	$2,003,633,278
Affiliated investments (cost $304,381,335)	304,383,159
Cash	2,882,530
Foreign currency, at value (cost $178,489)	177,798
Receivable for investments sold	42,594,843
Receivable for Fund shares sold	16,819,595
Deposit with broker for centrally cleared/exchange-traded derivatives	8,279,000
Dividends and interest receivable	6,562,035
Due from broker—variation margin futures	71,537
Due from broker—variation margin swaps	45,677
Unrealized appreciation on OTC forward foreign currency exchange contracts	41,977
Unrealized appreciation on OTC swap agreements	38,739
Unrealized appreciation on unfunded loan commitment	3,565
Prepaid expenses	7,434

Total Assets	2,385,541,167

Liabilities

Payable for investments purchased	341,586,901
Payable for Fund shares purchased	10,472,598
Payable to broker for collateral for securities on loan	4,672,430
Management fee payable	883,461
Accrued expenses and other liabilities	626,629
Dividends payable	247,902
Distribution fee payable	63,750
Unrealized depreciation on OTC forward foreign currency exchange contracts	33,133
Unrealized depreciation on unfunded loan commitments	17,094
Affiliated transfer agent fee payable	10,850
Directors’ fees payable	2,584

Total Liabilities	358,617,332

Net Assets	$2,026,923,835

Net assets were comprised of:
Common stock, at par	$2,092,132
Paid-in capital in excess of par	2,082,032,707
Total distributable earnings (loss)	(57,201,004)

Net assets, August 31, 2021	$2,026,923,835

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    53

Statement of Assets and Liabilities  (unaudited)

as of August 31, 2021

Class A

Net asset value and redemption price per share,
($129,467,061 ÷ 13,375,440 shares of common stock issued and outstanding)	$9.68
Maximum sales charge (2.25% of offering price)	0.22

Maximum offering price to public	$9.90

Class C

Net asset value, offering price and redemption price per share,
($45,225,220 ÷ 4,670,304 shares of common stock issued and outstanding)	$9.68

Class Z

Net asset value, offering price and redemption price per share,
($1,654,945,144 ÷ 170,808,537 shares of common stock issued and outstanding)	$9.69

Class R6

Net asset value, offering price and redemption price per share,
($197,286,410 ÷ 20,358,915 shares of common stock issued and outstanding)	$9.69

See Notes to Financial Statements.

Statement of Operations    (unaudited)

Six Months Ended August 31, 2021

Net Investment Income (Loss)

Income
Interest income	$28,530,154
Affiliated dividend income	145,494
Unaffiliated dividend income (net of $70 foreign withholding tax)	25,831
Income from securities lending, net (including affiliated income of $1,614)	1,645

Total income	28,703,124

Expenses
Management fee	4,466,379
Distribution fee(a)	303,929
Transfer agent’s fees and expenses (including affiliated expense of $29,537)(a)	375,321
Custodian and accounting fees	153,527
Registration fees(a)	71,712
Audit fee	31,838
Shareholders’ reports	21,586
Legal fees and expenses	10,965
Directors’ fees	8,300
Miscellaneous	62,443

Total expenses	5,506,000
Less: Fee waiver and/or expense reimbursement(a)	(412,688)

Net expenses	5,093,312

Net investment income (loss)	23,609,812

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(349))	2,944,895
Futures transactions	(833,149)
Forward currency contract transactions	44,419
Swap agreement transactions	(184,447)
Foreign currency transactions	61,420

2,033,138

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(143))	(74,817)
Futures	(548,079)
Forward currency contracts	8,844
Swap agreements	1,610,678
Foreign currencies	32,106
Unfunded loan commitments	(13,594)

1,015,138

Net gain (loss) on investment and foreign currency transactions	3,048,276

Net Increase (Decrease) In Net Assets Resulting From Operations	$26,658,088

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    55

Statement of Operations  (unaudited)

Six Months Ended August 31, 2021

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	122,647	181,282	—	—
Transfer agent’s fees and expenses	28,890	12,923	333,221	287
Registration fees	9,651	7,611	44,391	10,059
Fee waiver and/or expense reimbursement	(34,627)	(19,401)	(333,218)	(25,442)

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended August 31, 2021	Year Ended February 28, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$23,609,812	$18,861,147
Net realized gain (loss) on investment and foreign currency transactions	2,033,138	(41,682,749)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,015,138	31,742,960

Net increase (decrease) in net assets resulting from operations	26,658,088	8,921,358

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,492,119)	(2,472,987)
Class C	(416,421)	(1,123,087)
Class Z	(19,098,459)	(14,749,058)
Class R6	(1,388,053)	(590,417)

	(22,395,052)	(18,935,549)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,497,745,085	437,972,131
Net asset value of shares issued in reinvestment of dividends and distributions	21,452,779	17,544,716
Cost of shares purchased	(163,739,193)	(311,975,295)

Net increase (decrease) in net assets from Fund share transactions	1,355,458,671	143,541,552

Total increase (decrease)	1,359,721,707	133,527,361

Net Assets:

Beginning of period	667,202,128	533,674,767

End of period	$2,026,923,835	$667,202,128

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    57

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2021		2021		2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.65		$9.38		$9.72	$9.94	$9.95	$9.38
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.45		0.53	0.47	0.45	0.41
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		0.27	(b)	(0.33)	(0.22)	0.01	0.56
Total from investment operations	0.18		0.72		0.20	0.25	0.46	0.97
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.45)		(0.54)	(0.47)	(0.46)	(0.40)
Distributions from net realized gains	-		-		-	-	(0.01)	-
Total dividends and distributions	(0.15)		(0.45)		(0.54)	(0.47)	(0.47)	(0.40)
Net asset value, end of period	$9.68		$9.65		$9.38	$9.72	$9.94	$9.95
Total Return(c):	1.86%		8.25%		2.14%	2.58%	4.70%	10.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$129,467		$60,644		$61,392	$93,851	$79,462	$69,733
Average net assets (000)	$97,318		$48,786		$79,796	$100,319	$75,379	$58,748
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.95	%(f)	0.97	%(g)	0.97%	0.95%	0.95%	1.00%
Expenses before waivers and/or expense reimbursement	1.02	%(f)	1.17	%(g)	1.11%	1.09%	1.09%	1.14%
Net investment income (loss)	3.22	%(f)	5.04%		5.53%	4.74%	4.53%	4.16%
Portfolio turnover rate(h)	28%		125%		66%	67%	94%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended February 28, 2021.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2021		2021		2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.66		$9.38		$9.72	$9.94	$9.95	$9.38
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.39		0.46	0.39	0.38	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.01		0.28	(b)	(0.33)	(0.21)	- (c)	0.57
Total from investment operations	0.13		0.67		0.13	0.18	0.38	0.90
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.39)		(0.47)	(0.40)	(0.38)	(0.33)
Distributions from net realized gains	-		-		-	-	(0.01)	-
Total dividends and distributions	(0.11)		(0.39)		(0.47)	(0.40)	(0.39)	(0.33)
Net asset value, end of period	$9.68		$9.66		$9.38	$9.72	$9.94	$9.95
Total Return(d):	1.37%		7.56%		1.38%	1.82%	3.92%	9.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45,225		$24,973		$32,673	$56,098	$52,919	$54,092
Average net assets (000)	$35,961		$25,795		$44,099	$59,266	$54,061	$39,905
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.70	%(g)	1.72	%(h)	1.72%	1.70%	1.70%	1.75%
Expenses before waivers and/or expense reimbursement	1.81	%(g)	1.94	%(h)	1.88%	1.83%	1.84%	1.89%
Net investment income (loss)	2.48	%(g)	4.31%		4.78%	3.99%	3.79%	3.41%
Portfolio turnover rate(i)	28%		125%		66%	67%	94%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended February 28, 2021.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    59

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2021		2021		2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.66		$9.39		$9.73	$9.94	$9.96	$9.39
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.47		0.56	0.49	0.48	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		0.28	(b)	(0.33)	(0.21)	(0.01)	0.57
Total from investment operations	0.19		0.75		0.23	0.28	0.47	1.00
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.48)		(0.57)	(0.49)	(0.48)	(0.43)
Distributions from net realized gains	-		-		-	-	(0.01)	-
Total dividends and distributions	(0.16)		(0.48)		(0.57)	(0.49)	(0.49)	(0.43)
Net asset value, end of period	$9.69		$9.66		$9.39	$9.73	$9.94	$9.96
Total Return(c):	1.99%		8.51%		2.40%	2.94%	4.86%	10.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,654,945		$564,615		$424,819	$818,117	$400,179	$367,286
Average net assets (000)	$1,148,203		$283,976		$584,427	$772,275	$390,617	$224,436
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.70	%(f)	0.72	%(g)	0.72%	0.70%	0.70%	0.75%
Expenses before waivers and/or expense reimbursement	0.76	%(f)	0.90	%(g)	0.87%	0.86%	0.84%	0.89%
Net investment income (loss)	3.48	%(f)	5.18%		5.78%	5.04%	4.79%	4.42%
Portfolio turnover rate(h)	28%		125%		66%	67%	94%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended February 28, 2021.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2021		2021		2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.66		$9.39		$9.73	$9.94	$9.96	$9.39
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.48		0.56	0.49	0.48	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		0.27	(b)	(0.33)	(0.20)	- (c)	0.55
Total from investment operations	0.19		0.75		0.23	0.29	0.48	1.00
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.48)		(0.57)	(0.50)	(0.49)	(0.43)
Distributions from net realized gains	-		-		-	-	(0.01)	-
Total dividends and distributions	(0.16)		(0.48)		(0.57)	(0.50)	(0.50)	(0.43)
Net asset value, end of period	$9.69		$9.66		$9.39	$9.73	$9.94	$9.96
Total Return(d):	2.01%		8.57%		2.45%	2.99%	4.91%	10.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$197,286		$16,970		$14,790	$34,545	$26,457	$32,058
Average net assets (000)	$81,585		$11,040		$25,645	$39,870	$16,803	$5,484
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.65	%(g)	0.67	%(h)	0.67%	0.65%	0.65%	0.67%
Expenses before waivers and/or expense reimbursement	0.71	%(g)	0.93	%(h)	0.81%	0.76%	0.75%	0.82%
Net investment income (loss)	3.50	%(g)	5.31%		5.84%	5.02%	4.83%	4.60%
Portfolio turnover rate(i)	28%		125%		66%	67%	94%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended February 28, 2021.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund    61

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 14 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company currently consists of two funds: PGIM Government Income Fund and PGIM Floating Rate Income Fund, each of which are diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Floating Rate Income Fund (the “Fund’).

The primary objective of the Fund is to maximize current income. The secondary objective is to seek capital appreciation when consistent with the Fund’s primary objective.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM Floating Rate Income Fund    63

Notes to Financial Statements  (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

PGIM Floating Rate Income Fund    65

Notes to Financial Statements  (unaudited) (continued)

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions. The cash amounts pledged for futures contracts are considered restricted cash and are included in “Due to broker-variation margin futures” in the Statement of Assets and Liabilities.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invests at least 80% of its investable assets in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Most bank loans are senior in rank (“senior loans”) in the event of bankruptcy to most other securities of the issuer, such as common stock or publicly-issued bonds. Bank loans are often secured by specific collateral of the issuer so that holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund. In addition, loans trade in an over-the counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash and are included in “Deposit with broker for centrally cleared/exchange-traded derivatives” in the Statement of Assets and Liabilities.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment

PGIM Floating Rate Income Fund    67

Notes to Financial Statements  (unaudited) (continued)

risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

PGIM Floating Rate Income Fund    69

Notes to Financial Statements  (unaudited) (continued)

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM Limited (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of the subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.65% of the Fund’s average daily net assets up to $5 billion and 0.625% of the Fund’s average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.65% for the reporting period ended August 31, 2021.

PGIM Floating Rate Income Fund    71

Notes to Financial Statements  (unaudited) (continued)

The Manager has contractually agreed, through June 30, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.95% of average daily net assets for Class A shares, 1.70% of average daily net assets for Class C shares, 0.70% of average daily net assets for Class Z shares and 0.65% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees, to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

For the reporting period ended August 31, 2021, PIMS received $142,961 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended August 31, 2021, PIMS received $1,101 and $2,922 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2021, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2021, were $1,742,460,191 and $381,791,500, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$149,509,903	$517,677,270	$367,478,602	$—	$—	$299,708,571	299,708,571	$145,494

PGIM Institutional Money Market Fund (1)(b)(wa)
5,269,591	19,170,465	19,764,976	(143)	(349)	4,674,588	4,677,394	1,614	(2)

$154,779,494	$536,847,735	$387,243,578	$(143)	$(349)	$304,383,159		$147,108

(1)	The Fund did not have any capital gain distributions during the reporting period.

PGIM Floating Rate Income Fund    73

Notes to Financial Statements  (unaudited) (continued)

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2021 were as follows:

Tax Basis	$2,309,667,252

Gross Unrealized Appreciation	14,564,212
Gross Unrealized Depreciation	(14,743,449)

Net Unrealized Depreciation	$(179,237)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 28, 2021 of approximately $60,515,000 which can be carried forward for an unlimited period. No future capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to

January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The Company is authorized to issue 3.4 billion shares of common stock, $0.01 par value per share, 900 million of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class A	150,000,000
Class C	200,000,000
Class Z	250,000,000
Class T	50,000,000
Class R6	250,000,000

The Fund currently does not have any Class T shares outstanding.

	Number of Shares	Percentage of Outstanding Shares
Class R6	398,938	2.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	7	77.3%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount

Six months ended August 31, 2021:
Shares sold	8,004,937	$77,365,554
Shares issued in reinvestment of dividends and distributions	146,711	1,418,408
Shares purchased	(1,209,667)	(11,697,486)

Net increase (decrease) in shares outstanding before conversion	6,941,981	67,086,476
Shares issued upon conversion from other share class(es)	233,897	2,258,971
Shares purchased upon conversion into other share class(es)	(81,889)	(791,342)

Net increase (decrease) in shares outstanding	7,093,989	$68,554,105

Year ended February 28, 2021:
Shares sold	2,249,454	$21,254,153
Shares issued in reinvestment of dividends and distributions	266,490	2,367,077
Shares purchased	(3,097,648)	(27,623,331)

Net increase (decrease) in shares outstanding before conversion	(581,704)	(4,002,101)
Shares issued upon conversion from other share class(es)	391,374	3,583,719
Shares purchased upon conversion into other share class(es)	(74,009)	(676,322)

Net increase (decrease) in shares outstanding	(264,339)	$(1,094,704)

PGIM Floating Rate Income Fund    75

Notes to Financial Statements  (unaudited) (continued)

Class C	Shares	Amount

Six months ended August 31, 2021:
Shares sold	2,419,546	$23,391,786
Shares issued in reinvestment of dividends and distributions	42,741	413,349
Shares purchased	(256,807)	(2,482,144)

Net increase (decrease) in shares outstanding before conversion	2,205,480	21,322,991
Shares purchased upon conversion into other share class(es)	(120,804)	(1,168,446)

Net increase (decrease) in shares outstanding	2,084,676	$20,154,545

Year ended February 28, 2021:
Shares sold	344,829	$3,242,552
Shares issued in reinvestment of dividends and distributions	125,242	1,110,982
Shares purchased	(1,008,805)	(8,870,239)

Net increase (decrease) in shares outstanding before conversion	(538,734)	(4,516,705)
Shares purchased upon conversion into other share class(es)	(358,167)	(3,308,405)

Net increase (decrease) in shares outstanding	(896,901)	$(7,825,110)

Class Z

Six months ended August 31, 2021:
Shares sold	129,537,620	$1,252,661,095
Shares issued in reinvestment of dividends and distributions	1,903,538	18,425,214
Shares purchased	(14,933,898)	(144,429,650)

Net increase (decrease) in shares outstanding before conversion	116,507,260	1,126,656,659
Shares issued upon conversion from other share class(es)	110,048	1,064,658
Shares purchased upon conversion into other share class(es)	(4,236,498)	(41,007,398)

Net increase (decrease) in shares outstanding	112,380,810	$1,086,713,919

Year ended February 28, 2021:
Shares sold	42,723,114	$402,480,975
Shares issued in reinvestment of dividends and distributions	1,540,828	13,712,432
Shares purchased	(31,120,734)	(266,340,896)

Net increase (decrease) in shares outstanding before conversion	13,143,208	149,852,511
Shares issued upon conversion from other share class(es)	118,775	1,084,451
Shares purchased upon conversion into other share class(es)	(85,895)	(755,829)

Net increase (decrease) in shares outstanding	13,176,088	$150,181,133

Class R6	Shares	Amount
Six months ended August 31, 2021:
Shares sold	14,914,297	$144,326,650
Shares issued in reinvestment of dividends and distributions	123,495	1,195,808
Shares purchased	(530,189)	(5,129,913)

Net increase (decrease) in shares outstanding before conversion	14,507,603	140,392,545
Shares issued upon conversion from other share class(es)	4,095,271	39,643,557

Net increase (decrease) in shares outstanding	18,602,874	$180,036,102

Year ended February 28, 2021:
Shares sold	1,189,649	$10,994,451
Shares issued in reinvestment of dividends and distributions	40,150	354,225
Shares purchased	(1,057,221)	(9,140,829)

Net increase (decrease) in shares outstanding before conversion	172,578	2,207,847
Shares issued upon conversion from other share class(es)	8,047	72,386

Net increase (decrease) in shares outstanding	180,625	$2,280,233

8.	Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/2/2020 – 9/30/2021

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective October 1, 2021 will provide a commitment of $1,200,000,000 through September 29, 2022. The commitment fee paid by the Participating Funds will continue to be .15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

PGIM Floating Rate Income Fund    77

Notes to Financial Statements  (unaudited) (continued)

to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended August 31, 2021.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information .

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Bank Loan Investments Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make

PGIM Floating Rate Income Fund    79

Notes to Financial Statements  (unaudited) (continued)

derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBORs”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected

PGIM Floating Rate Income Fund    81

Notes to Financial Statements  (unaudited) (continued)

discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Loan Liquidity Risk: The Fund’s investments in loans may subject it to additional illiquidity risks. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Certain of the Fund’s assets may be invested in assets that are considerably less liquid than debt instruments traded on national exchanges. Market quotations for such assets may be volatile and/or subject to large spreads between bid and ask prices. Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods stated in this Prospectus. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the outbreak of COVID-19 globally in 2020 or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

PGIM Floating Rate Income Fund    83

Notes to Financial Statements  (unaudited) (continued)

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a “Highly Liquid Investment Minimum” (or “HLIM”), meaning a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule), if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board. Under the Liquidity Rule, investments classified as “highly liquid” include cash and investments convertible to cash in three business days or less without the conversion to cash significantly changing the market value of the investments.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”) . The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. The LRMP Report also noted that given the Fund’s portfolio of investments (that is, more than 50% of the Fund’s assets were classified as less than highly liquid), the Fund maintained a HLIM throughout the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Floating Rate Income Fund	85

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Floating Rate Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Limited (“PGIML”) and PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7-10, 2021 and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-10, 2021.

[1]	PGIM Floating Rate Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

PGIM Floating Rate Income Fund

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIML and PGIM Fixed Income, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIML’s, PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

Visit our website at pgim.com/investments

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent

PGIM Floating Rate Income Fund

Approval of Advisory Agreements (continued)

(which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, and five-year periods ended December 31, 2020.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2020. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

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Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-and three-year periods, though it underperformed over the five-year period.

•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 0.95% for Class A shares, 1.70% for Class C shares, 0.70% for Class Z shares, and 0.65% for Class R6 shares through June 30, 2022.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Floating Rate Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer

• Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Dana E. Cordes, Anti-Money Laundering Compliance Officer

• Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary

• Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street
Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street
Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand
Trafalgar Square
London, WC2N 5HR
United Kingdom

DISTRIBUTOR	Prudential Investment	655 Broad Street
	Management Services LLC	Newark, NJ 07102

CUSTODIAN	The Bank of New York	240 Greenwich Street
	Mellon	New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 9658
	Services LLC	Providence, RI 02940

INDEPENDENT REGISTERED	PricewaterhouseCoopers	300 Madison Avenue
PUBLIC ACCOUNTING FIRM	LLP	New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue
New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Floating Rate Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

    Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM FLOATING RATE INCOME FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	FRFAX	FRFCX	FRFZX	PFRIX

CUSIP	74439V602	74439V701	74439V800	74439V883

MF211E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 19, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	October 19, 2021